                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-7472

                         UMB Scout WorldWide Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                                UMB SCOUT FUNDS

                                             SEMIANNUAL REPORT DECEMBER 31, 2004

                 Stock Fund

          Stock Select Fund

             Small Cap Fund

             WorldWide Fund

                  Bond Fund

Kansas Tax-Exempt Bond Fund

          Money Market Fund

 Tax-Free Money Market Fund

                                                     OPPORTUNITY BEYOND TOMORROW

TABLE OF CONTENTS

Economic and Market Outlook ........................   1

Stock Fund -- Stock Select Fund ....................   2

Small Cap Fund .....................................   8

WorldWide Fund .....................................  12

Bond Fund ..........................................  17

Kansas Tax-Exempt Bond Fund ........................  22

Money Market Fund ..................................  27

Tax-Free Money Market Fund .........................  30

Statements of Assets and Liabilities ...............  34

Statements of Operations ...........................  36

Statements of Changes in Net Assets ................  38

Financial Highlights ...............................  42

Notes to Financial Statements ......................  47

Results of a Special Meeting of Shareholders --
   UMB Scout Balanced Fund, Inc. and
   UMB Scout WorldWide Fund, Inc. ..................  52

SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

ECONOMIC AND MARKET OUTLOOK

Economically, 2004 may be a hard act to follow. The major markets provided shareholders with strong returns for the year. The UMB Scout Funds rode the return of the bull market with each Fund providing shareholders with a positive absolute return, led by double-digit gains from the UMB Scout Small Cap Fund and the UMB Scout WorldWide Fund for the year ended December 31, 2004. Please see each Fund's commentary pages that follow for more performance information.

Gross Domestic Product (GDP) grew at a 4.6% rate in 2004. Yet as the year ended, consumer spending began to show signs of slowing down. By far the largest "additive" to GDP growth, consumer spending has been fueled over the last year by low interest rates and tax cuts. With interest rates on the rise and tax cuts spent, it is no surprise this key to GDP growth is slowing.

Fortunately, we have seen a rise in capital spending. Many companies appear to be flush with cash as their cash flows grew by more than 10% each year over the last three years. Increasing consumer demand drove capital spending, but rising interest rates and continued high oil prices have placed a strain on consumers' purchasing ability.

High oil prices drove the Energy sector, which proved to be one of the better sectors for the Funds during the latter half of 2004. Other positive contributors for the Funds were in the Consumer Discretionary and Materials sectors. Each Fund's letter in this report contains more specific discussion about the sectors and securities that impacted each Fund in the semiannual period ended December 31, 2004.

Assets continued to grow in the Funds in 2004, with the greatest growth in the UMB Scout WorldWide Fund, which now has surpassed $1 billion in assets. Many national financial publications and programs covered the UMB Scout Funds during 2004. I encourage you to visit umbscoutfunds.com and click on the "In The News" section to read and view coverage of the Funds.

During the year, the Funds' management took a very serious review of the Fund family. It was decided that the interests of all UMB Scout Funds shareholders would be best served by focusing on Funds that match the core investment disciplines that are at the heart of the UMB Scout Funds family. After much consideration, it was decided to close four UMB Scout Funds. The decision was driven by each Fund's small asset base relative to its peers and the unlikely ability for these Funds to grow considerably in the foreseeable future.

It is never an easy decision to close a fund, but we believe a shift in focus to core principles is in the best interest of shareholders. For more than 20 years, our long-term growth perspective and focus on quality companies have provided solid investment vehicles for shareholders. In addition, we believe our blending of macroeconomics and fundamental security analysis continues to separate us from other investment alternatives.

In the spring of 2005, UMB Scout Funds shareholders will receive a proxy asking them to vote on several proposals related to the management of the Funds. One proposal involves the Funds' advisor agreement. If passed, the Funds' Advisor recommends a change in the management of the UMB Scout Stock Select Fund to a more growth-oriented mutual fund, with the Fund changing its name to the UMB Scout Growth Fund. This change will provide more diversification and balance to the UMB Scout Funds family. Further information will be provided in the proxy statement.

We appreciate your continued support of the UMB Scout Funds.

/s/ James L. Moffett, CFA

James L. Moffett, CFA
Chairman
Scout Investment Advisors, Inc.

DECEMBER 31, 2004                                                              1

STOCK FUND
STOCK SELECT FUND

OBJECTIVE:

The UMB Scout Stock and Stock Select Funds seek long-term growth of capital and income by investing in common stocks of companies thought to have an above-average ability to increase their earnings and dividends.

The 2004 calendar year ended strong for equity stocks and equity funds. The U.S. GDP slowed slightly in the fourth quarter of 2004, but remained strong lifting the S&P 500(R) Index to a 1,211.92 close on December 31, 2004, the highest close since July 31, 2001. Stocks remained in a trading range for most of 2004, but broke into their climb following the U.S. presidential election.

On the downside, oil continued to place a drag on the U.S. economy as crude prices traded above $40 a barrel. In addition, as the year ended, the Fed continued a tightening of the monetary policy by raising the Fed Funds rate another 25 basis points to 2.25%.

As of December 31, 2004, the UMB Scout Stock Fund provided a six-month and one-year return of 4.02% and 5.27%, respectively, while the UMB Scout Stock Select Fund provided a six-month and one-year return of 3.21% and 4.15%, respectively. Both Funds lagged their benchmark, the S&P 500(R) Index, which provided a six-month and one-year return of 7.19% and 10.88%, respectively. The UMB Scout Stock Fund ended December 31, 2004 at $15.17 per share while the UMB Scout Stock Select Fund ended at $8.65 per share. (Please see the accompanying tables for the Funds' longer-term performance and other important performance-related information.)

Most of the Funds' relative underperformance during the past six months resulted from a few holdings not providing their anticipated return. In most cases, the Funds' benefited from their sector weightings, but certain securities within those sectors did not appreciate in value as expected. For instance, during the third quarter of 2004, the Funds' overweight position in Materials benefited the Funds, but our holdings in Englehard Corporation placed a slight drag on the Funds' overall return compared to the benchmark. Overall, we anticipated a shift toward growth from value in the marketplace, but this shift did not materialize as expected. On the positive side, the Funds did benefit from an overweight position in the Energy, Consumer Staples and Consumer Discretionary sectors. In addition, issue selection within those sectors enhanced the Funds' return. Some of the top contributors included Garmin Ltd., UnitedHealth Group, Inc., Target Corp., ConocoPhillips and Apache Corporation.(1)

2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

All in all, the Funds continued to seek high-quality securities that will provide stock appreciation over the long term. We appreciate your continued support of the UMB Scout Stock and UMB Scout Stock Select Funds.

JAMES L. MOFFETT, CFA
Scout Investment Advisors, Inc.

(1) Portfolio composition will change due to ongoing management of the Funds. References to specific securities or sectors should not be construed as a recommendation by the Funds, their Advisor or Distributor.

HYPOTHETICAL GROWTH OF $10,000

UMB SCOUT STOCK FUND (UMBSX)
as of December 31, 2004

[LINE GRAPH]

[PLOT POINTS TO COME]

(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.
    Performance returns for the UMB Scout Stock Fund, Lipper Multi-Cap Core Funds Index and S&P 500 (R) Index assume dividends were reinvested for the entire period.

    For illustrative purposes only; may not represent your returns.

HYPOTHETICAL GROWTH OF $10,000

UMB SCOUT STOCK SELECT FUND (UMBOX)
as of December 31, 2004

[LINE GRAPH]

[PLOT POINTS TO COME]

(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.
    Performance returns for the UMB Scout Stock Select Fund, Lipper Multi-Cap Core Funds Index and S&P 500 (R) Index assume dividends were reinvested for the entire period.

    For illustrative purposes only; may not represent your returns.

DECEMBER 31, 2004                                                              3

FUND DIVERSIFICATION

UMB SCOUT STOCK FUND (UMBSX)

[PIE CHART]

Finance .............................  28%

Information Technology ..............  13%

Energy ..............................  12%

Consumer Discretionary ..............  11%

Industrials .........................   9%

Health Care .........................   8%

Materials ...........................   7%

Consumer Staples ....................   6%

Telecom Services ....................   2%

Utilities ...........................   2%

Based on total investments as of December 31, 2004.
Subject to change.

COMPARATIVE RATES OF RETURN

UMB SCOUT STOCK FUND (UMBSX)
as of December 31, 2004

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
UMB SCOUT STOCK FUND ....................     5.27%    1.57%     -0.83%     6.49%
Lipper Multi-Cap Core Funds Index(1).....    12.39%    4.92%     -0.07%    11.13%
S&P 500(R) Index(1) .....................    10.88%    3.60%     -2.30%    12.07%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

TOP TEN EQUITY HOLDINGS

UMB SCOUT STOCK FUND (UMBSX)

                                                                  MARKET
                                                                  VALUE    PERCENT
                                                                  (000'S)  OF TOTAL
                                                                  -------  --------
Engelhard Corp. ................................................  $ 3,892     3.2%
Target Corp. ...................................................    3,703     3.0%
Merrill Lynch & Co., Inc. ......................................    3,323     2.7%
TJX Companies, Inc. ............................................    3,212     2.6%
ConocoPhillips .................................................    3,039     2.5%
FedEx Corp. ....................................................    3,004     2.5%
Kerr-McGee Corp. ...............................................    2,982     2.5%
Weyerhaeuser Co. ...............................................    2,978     2.5%
American International Group, Inc. .............................    2,968     2.4%
UnitedHealth Group, Inc. .......................................    2,861     2.4%
                                                                  -------  ------
TOP TEN EQUITY HOLDINGS TOTAL ..................................  $31,962    26.3%
                                                                  -------  ------

Based on total investments as of December 31, 2004. Subject to change.

HISTORICAL PER-SHARE RECORD
UMB SCOUT STOCK FUND (UMBSX)

                                        INCOME &                      CUMULATIVE(2)
                              NET      SHORT-TERM      LONG-TERM       VALUE PER
                              ASSET       GAINS           GAINS         SHARE PLUS
                              VALUE    DISTRIBUTION    DISTRIBUTION   DISTRIBUTIONS
                             ------    ------------    ------------   -------------
12/31/82 ................    $ 9.87     $  0.03          $     --       $   9.90
12/31/83 ................     11.34        0.86                --          12.23
12/31/84 ................     11.20        0.62              0.11          12.82
12/31/85 ................     12.74        0.73              0.22          15.31
12/31/86 ................     12.78        0.51              1.01          16.87
12/31/87 ................     11.87        0.78              0.97          17.71
12/31/88 ................     12.62        0.49              0.39          19.34
12/31/89 ................     13.87        0.62              0.49          21.70
12/31/90 ................     12.76        0.59              0.21          21.39
12/31/91 ................     15.40        0.48                --          24.51
12/31/92 ................     15.77        0.39              0.31          25.58
12/31/93 ................     16.24        0.38              0.79          27.21
12/31/94 ................     15.01        0.46              1.19          27.63
12/31/95 ................     16.34        0.73              0.86          30.55
12/31/96 ................     16.97        0.47              0.62          32.27
12/31/97 ................     19.01        0.46              1.00          35.77
12/31/98 ................     18.86        0.45              1.10          37.17
12/31/99 ................     19.12        0.40              1.79          39.61
12/31/00 ................     17.11        0.20              1.81          39.61
12/31/01 ................     15.15        0.14              0.35          38.14
12/31/02 ................     12.05        0.12                --          35.15
12/31/03 ................     14.84        0.10                --          38.04
12/31/04 ................     15.17        0.11              0.33          38.81

(2) Does not assume any compounding of reinvested distributions.

    Distributions typically occur in June and December.

    Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

COMPARATIVE RATES OF RETURN

UMB SCOUT STOCK SELECT FUND (UMBOX)
as of December 31, 2004

                                                                               SINCE
                                                1 YEAR   3 YEARS   5 YEARS   INCEPTION
                                                ------   -------   -------   ---------
UMB SCOUT STOCK SELECT FUND .................    4.15%   1.43%     -2.35%      -1.79%
Lipper Multi-Cap Core Funds Index(1).........   12.39%   4.92%     -0.07%       1.98%
S&P 500(R) Index (1) ........................   10.88%   3.60%     -2.30%      -0.26%

Inception - May 17, 1999.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

The performance shown in the above table and in the graph on page 3 does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

TOP TEN EQUITY HOLDINGS

UMB SCOUT STOCK SELECT FUND (UMBOX)

                                                                    MARKET
                                                                     VALUE      PERCENT
                                                                    (000'S)     OF TOTAL
                                                                    -------     --------
Engelhard Corp. ................................................    $  791       2.7%
Target Corp. ...................................................       753       2.6%
EMC Corp. ......................................................       749       2.6%
DST Systems, Inc. ..............................................       745       2.6%
Intel Corp. ....................................................       737       2.6%
Ecolab, Inc. ...................................................       734       2.5%
Wm. Wrigley Jr. Co. ............................................       726       2.5%
Patterson Companies, Inc. ......................................       716       2.5%
McCormick & Company, Inc. ......................................       714       2.5%
Flextronics International Ltd. .................................       705       2.4%
                                                                    ------      ----
TOP TEN EQUITY HOLDINGS TOTAL ..................................    $7,370      25.5%
                                                                    ------      ----

Based on total investments as of December 31, 2004. Subject to change.

HISTORICAL PER-SHARE RECORD

UMB SCOUT STOCK SELECT FUND (UMBOX)

                                         INCOME &                      CUMULATIVE(2)
                            NET         SHORT-TERM      LONG-TERM       VALUE PER
                           ASSET          GAINS           GAINS         SHARE PLUS
                           VALUE       DISTRIBUTION    DISTRIBUTION   DISTRIBUTIONS
                         ---------     ------------    ------------   --------------
12/31/99 ............    $   10.10     $   0.07          $    --       $   10.17
12/31/00 ............         9.17         0.10               --            9.35
12/31/01 ............         8.43         0.07               --            8.67
12/31/02 ............         6.71         0.05               --            7.00
12/31/03 ............         8.34         0.04               --            8.68
12/31/04 ............         8.65         0.04               --            9.03

(2) Does not assume any compounding of reinvested distributions.

    Distributions typically occur in June and December.

    Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

FUND DIVERSIFICATION

UMB SCOUT STOCK SELECT FUND (UMBOX)

[LINE GRAPH]

Information Technology .........    21%
Finance ........................    13%
Consumer Staples ...............    11%
Industrials ....................    11%
Health Care ....................    10%
Energy .........................     9%
Consumer Discretionary .........     8%
Materials ......................     7%
Utilities ......................     2%
Telecom Services ...............     1%

Based on total investments as of December 31, 2004.
Subject to change.

DECEMBER 31, 2004                                                              5

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004 (UNAUDITED)

STOCK FUND

NUMBER OF
 SHARES                                        VALUE
------------------------------------------  -----------
COMMON STOCKS -- 100.1%
CONSUMER DISCRETIONARY -- 11.2%
  62,000   Brinker International, Inc.* ..  $ 2,174,340
  33,800   Knight-Ridder, Inc. ...........    2,262,572
  59,000   Staples, Inc. .................    1,988,890
  71,300   Target Corp. ..................    3,702,609
 127,800   TJX Companies, Inc. ...........    3,211,614
                                            -----------
                                             13,340,025
                                            ===========
CONSUMER STAPLES -- 6.0%
  34,900   Kimberly-Clark Corp. ..........    2,296,769
  38,400   PepsiCo, Inc. .................    2,004,480
  51,100   Procter & Gamble Co. ..........    2,814,588
                                            -----------
                                              7,115,837
                                            ===========
ENERGY -- 12.3%
  49,200   Apache Corp. ..................    2,488,044
  35,000   ConocoPhillips ................    3,039,050
  51,600   Kerr-McGee Corp. ..............    2,981,964
  39,300   Occidental Petroleum Corp. ....    2,293,548
  38,800   Shell Transport &
           Trading Co. PLC ...............    1,994,320
  40,000   Valero Energy Corp. ...........    1,816,000
                                            -----------
                                             14,612,926
                                            ===========

FINANCE -- 28.3%
  35,000   Allstate Corp. ................    1,810,200
  43,300   American Express Co. ..........    2,440,821
  45,200   American International
           Group, Inc. ...................    2,968,284
  64,900   Arthur J. Gallagher & Co. .....    2,109,250
  45,200   Banknorth Group, Inc. .........    1,654,320
  25,000   Chubb Corp. ...................    1,922,500
  25,000   Hartford Financial Services
           Group, Inc. ...................    1,732,750
  60,000   Highwoods Properties, Inc. ....    1,662,000
  49,200   Lincoln National Corp. ........    2,296,656
  55,600   Merrill Lynch & Co., Inc. .....    3,323,212
  40,000   Morgan Stanley ................    2,220,800
  52,600   State Street Corp. ............    2,583,712
  30,000   Sun Trust Banks, Inc. .........    2,216,400
  76,200   U.S. Bancorp ..................    2,386,584
  37,500   Wells Fargo & Co. .............    2,330,625
                                            -----------
                                             33,658,114
                                            ===========

HEALTH CARE -- 7.7%
  32,300   Johnson & Johnson .............    2,048,466
 118,650   Mylan Laboratories, Inc. ......    2,097,732
  81,500   Pfizer, Inc. ..................    2,191,535
  32,500   UnitedHealth Group, Inc. ......    2,860,975
                                            -----------
                                              9,198,708
                                            ===========

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                           VALUE
------------------------------------------          -------------
INDUSTRIALS -- 9.7%
   29,500  3M Co. ............................      $   2,421,065
   37,900  Emerson Electric Co. ..............          2,656,790
   30,500  FedEx Corp. .......................          3,003,945
   17,200  General Dynamics Corp. ............          1,799,120
   18,200  Illinois Tool Works, Inc. .........          1,686,776
                                                    -------------
                                                       11,567,696
                                                    =============
INFORMATION TECHNOLOGY -- 13.3%
  122,400  Cisco Systems, Inc.* ..............          2,362,320
   34,400  DST Systems, Inc.* ................          1,792,928
   37,400  First Data Corp. ..................          1,590,996
   91,000  Flextronics International..........          1,257,620
           Ltd.* .............................
   46,700  Garmin Ltd. .......................          2,841,228
   73,800  Intel Corp. .......................          1,726,182
   57,000  Molex, Inc. .......................          1,710,000
  100,000  Texas Instruments, Inc. ...........          2,462,000
                                                    -------------
                                                       15,743,274
                                                    =============

MATERIALS -- 7.7%
  126,900  Engelhard Corp. ...................          3,892,023
   27,600  Peabody Energy Corp. ..............          2,233,116
   44,300  Weyerhaeuser Co. ..................          2,977,846
                                                    -------------
                                                        9,102,985
                                                    =============

TELECOMMUNICATION SERVICES -- 1.7%
   78,200  SBC Communications, Inc. ..........          2,015,214
                                                    =============

UTILITIES -- 2.2%
   37,900  Entergy Corp. .....................          2,561,661
                                                    =============

TOTAL COMMON STOCKS
  (COST $101,048,718) -- 100.1% ..............        118,916,440
                                                    =============

U.S. GOVERNMENT AGENCIES
(COST $2,497,827) -- 2.1%
         Federal Home Loan Bank
$ 2,498,000     1.25%, 01/03/05 ..............          2,497,827
                                                    =============

TOTAL INVESTMENTS
(COST $103,546,545) -- 102.2% ................        121,414,267

Liabilities less other assets -- (2.2)%.......         (2,577,925)
                                                    -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $15.17 per share; ...........
  20,000,000 shares of $1.00 par value .......
  capital shares authorized; .................
  7,833,340 shares outstanding) ..............      $ 118,836,342
                                                    =============

*Non-income producing security

See accompanying Notes to Financial Statements.

6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

STOCK SELECT FUND

NUMBER OF
SHARES                                                 VALUE
------------------------------------------          -------------
COMMON STOCKS -- 93.2%
CONSUMER DISCRETIONARY -- 8.0%
   7,475   Knight-Ridder, Inc. ...........          $     500,377
  12,000   Staples, Inc. .................                404,520
  14,500   Target Corp. ..................                752,985
  26,000   TJX Companies, Inc. ...........                653,380
                                                    -------------
                                                        2,311,262
                                                    =============
CONSUMER STAPLES -- 11.4%
   8,100   Anheuser-Busch
           Companies, Inc. ...............                410,913
   7,100   Kimberly-Clark Corp. ..........                467,251
  18,500   McCormick & Company, Inc. .....                714,100
   7,800   PepsiCo, Inc. .................                407,160
  10,400   Procter & Gamble Co. ..........                572,832
  10,500   Wm. Wrigley Jr. Co. ...........                726,495
                                                    -------------
                                                        3,298,751
                                                    =============

ENERGY -- 8.6%
  10,000   Apache Corp. ..................                505,700
  10,500   Kerr-McGee Corp. ..............                606,795
  10,100   Noble Corp.* ..................                502,374
   8,000   Occidental Petroleum Corp. ....                466,880
   7,900   Shell Transport &
           Trading Co. PLC ...............                406,060
                                                    -------------
                                                        2,487,809
                                                    =============

FINANCE -- 12.6%
   8,800   American Express Co. ..........                496,056
   9,200   American International
           Group, Inc. ...................                604,164
  10,000   Lincoln National Corp. ........                466,800
  11,300   Merrill Lynch & Co., Inc. .....                675,401
  10,700   State Street Corp. ............                525,584
  15,500   U.S. Bancorp ..................                485,460
   6,000   Wells Fargo & Co. .............                372,900
                                                    -------------
                                                        3,626,365
                                                    =============

HEALTH CARE -- 9.7%
   8,200   Genentech, Inc.* ..............                446,408
   6,560   Johnson & Johnson .............                416,035
   6,400   Medtronic, Inc. ...............                317,888
  16,500   Patterson Companies, Inc. .....                715,935
  11,500   Pfizer, Inc. ..................                309,235
   6,600   UnitedHealth Group, Inc. ......                580,998
                                                    -------------
                                                        2,786,499
                                                    =============

INDUSTRIALS -- 10.7%
   6,000    3M Co. .......................                492,420
   7,700    Emerson Electric Co. .........                539,770
   6,600    Fastenal Corp. ...............                406,296
   6,200    FedEx Corp. ..................                610,638
   3,500    General Dynamics Corp. .......                366,100
   3,700    Illinois Tool Works, Inc. ....                342,916
  20,000   Southwest Airlines Co. ........                325,600
                                                    -------------
                                                        3,083,740
                                                    =============

See accompanying Notes to Financial Statements.

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                       VALUE
--------------------------------------------       -------------
INFORMATION TECHNOLOGY -- 21.6%
  12,800   Altera Corp.* ....................      $     264,960
  24,900   Cisco Systems, Inc.* .............            480,570
  10,300   Dell, Inc.* ......................            434,042
  14,300   DST Systems, Inc.* ...............            745,316
  50,400   EMC Corp. ........................            749,448
  51,000   Flextronics International Ltd.* ..            704,820
   9,500   Garmin Ltd. ......................            577,980
  31,500   Intel Corp. ......................            736,785
   6,600   Maxim Integrated Products, Inc....            279,774
  11,600   Molex, Inc. ......................            348,000
  19,100   Oracle Corp.* ....................            262,052
  15,000   QUALCOMM, Inc. ...................            636,000
                                                   -------------
                                                       6,219,747
                                                   =============
MATERIALS -- 7.4%
  20,900   Ecolab, Inc. .....................            734,217
  25,800   Engelhard Corp. ..................            791,286
   9,000   Weyerhaeuser Co. .................            604,980
                                                   -------------
                                                       2,130,483
                                                   =============

TELECOMMUNICATION SERVICES -- 1.4%
  15,900   SBC Communications, Inc. .........            409,743
                                                   =============

UTILITIES -- 1.8%
   7,700   Entergy Corp. ....................            520,443
                                                   =============

TOTAL COMMON STOCKS
(COST $23,165,096) -- 93.2% .................         26,874,842
                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $1,954,864) -- 6.8%
         Federal Home Loan Bank
$ 1,955,000    1.25%, 01/03/05 ..............          1,954,864
                                                   =============

TOTAL INVESTMENTS
(COST $25,119,960) -- 100.0% ................         28,829,706

Liabilities less other assets -- (0.0)%......             (1,857)
                                                   -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $8.65 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  3,332,579 shares outstanding) .............      $  28,827,849
                                                   =============

*Non-income producing security

DECEMBER 31, 2004                                                              7

                               SMALL CAP FUND(1)

OBJECTIVE:

The UMB Scout Small Cap Fund seeks long-term growth of capital by investing in smaller companies located anywhere in the United States.

The last six months of 2004 started off slowly for small capitalization companies in general and improved during the final months of the year, as the uncertainty over the presidential election was resolved. Over those six months, the Fund returned 7.55% (including price change and reinvested distributions), ending the calendar year with a value of $15.39 per share as of December 31, 2004. During the comparable time period, the Fund's benchmarks, the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index, returned 10.83% and 9.84%, respectively. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

We continue to overweight the Fund in the Technology and Industrial sectors with our models showing growth as more attractive than value-oriented companies at this point. In addition, a weak U.S. dollar tends to benefit firms in both of these sectors. This was apparent during the previous six months as nine of the ten top performers for the Fund were from these two sectors. The top three performers in the Fund -- Comtech Telecommunications Corp., MICROS Systems, Inc. and Teledyne Technologies, Inc. -- were all from the Technology sector while the bottom three performers -- Flexsteel Industries, Inc., Kellwood Co. and Helen of Troy Ltd. -- were in the Consumer Discretionary sector. The Energy sector continued to perform well in the period, but we believed the growth potential had decreased. In hindsight, we lightened our weighting in this sector a bit prematurely.(2)

While sector weightings greatly impact the Fund's performance, we continue to believe that selecting the right securities within a sector as opposed to just weighting the right sectors will have the greatest impact. Therefore, we have remained focused on adding equities of well-financed companies with good potential for cash flow growth whose stock charts are exhibiting favorable trends.

In general, the stock market finished 2004 with strong gains, especially following the presidential election. Yet the pillars of the stock market, which include stock valuations, rate of change in the growth of the money supply and investor sentiment, were weakening as of December 31, 2004. On the bright side, stock valuations

8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT
remained favorable relative to the level of interest rates. However, investor sentiment was overly optimistic (a contrary indicator of the market) and the rate of change in the growth of the money supply has continued to slow, a decline that began last April. We look for a reacceleration in the rate of growth in the money supply to shift our stance to positive. A little more time may be necessary for the pillars of the stock market to strengthen completely.

On behalf of the staff, I want to thank you for your continued support and investment in the UMB Scout Small Cap Fund.

DAVID R. BAGBY, CFA
Scout Investment Advisors, Inc.

(1) Due to the limited focus of this Fund, the UMB Scout Small Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT SMALL CAP FUND (UMBHX)
as of December 31, 2004

[LINE GRAPH]

[PLOT POINTS TO COME]

(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout Small Cap Fund, Russell 2000(R) Index and Lipper Small-Cap Core Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

DECEMBER 31, 2004                                                             9

FUND DIVERSIFICATION
UMB SCOUT SMALL CAP FUND (UMBHX)

[PIE CHART]

Industrials..........................  34%

Information Technology...............  20%

Health Care..........................  11%

Consumer Discretionary...............  10%

Miscellaneous........................   4%

Energy...............................   3%

Telecom Services.....................   3%

Consumer Staples.....................   2%

Materials............................   2%

Based on total investments as of December 31, 2004.
Subject to change.

COMPARATIVE RATES OF RETURN
UMB SCOUT SMALL CAP FUND (UMBHX)
as of December 31, 2004

                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                               ------    -------   -------   --------
UMB SCOUT SMALL CAP FUND...................     24.73%     15.04%    15.61%     12.84%
Russell 2000(R) Index(1)...................     18.33%     11.48%     6.61%     11.54%
Lipper Small-Cap Core Funds Index(1).......     18.37%     10.44%     9.06%     12.99%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

A redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout Small Cap Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Prior to July 2, 2001, the Fund was known as the UMB Scout Regional Fund and was managed in accordance with a different investment objective and strategy.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

TOP TEN EQUITY HOLDINGS
UMB SCOUT SMALL CAP FUND (UMBHX)

                                                                MARKET         PERCENT
                                                             VALUE(000's)      OF TOTAL
                                                             ------------      --------
iShares Russell 2000 Growth..............................    $      8,076           4.1%
Microsemi Corp. .........................................           6,076           3.1%
Integra LifeSciences Holdings ...........................           5,909           3.0%
CLARCOR, Inc. ...........................................           5,751           2.9%
THQ, Inc. ...............................................           5,735           2.9%
Stratasys, Inc. .........................................           5,705           2.9%
ANSYS, Inc. .............................................           5,611           2.9%
j2 Global Communications, Inc. ..........................           5,589           2.9%
LabOne, Inc. ............................................           5,575           2.9%
Genlyte Group, Inc. .....................................           5,569           2.8%
                                                             ------------      --------
TOP TEN EQUITY HOLDINGS TOTAL............................    $     59,596          30.4%
                                                             ------------      --------

Based on total investments as of December 31, 2004. Subject to change.

HISTORICAL PER-SHARE RECORD
UMB SCOUT SMALL CAP FUND (UMBHX)

                                           INCOME &                       CUMULATIVE(2)
                                NET       SHORT-TERM      LONG-TERM        VALUE PER
                               ASSET        GAINS           GAINS          SHARE PLUS
                               VALUE     DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
                              -------    ------------    ------------    -------------
12/31/86.............         $ 10.00    $       0.08    $          -    $       10.08
12/31/87.............            9.87            0.63               -            10.58
12/31/88.............            8.67            0.72               -            10.10
12/31/89.............            8.32            0.60               -            10.36
12/31/90.............            7.61            0.64               -            10.28
12/31/91(3)..........            8.30            0.29               -            11.26
12/31/92.............            9.09            0.12               -            12.17
12/31/93.............            9.49            0.14               -            12.70
12/31/94.............            9.20            0.20            0.15            12.77
12/31/95.............           10.11            0.33            0.57            14.57
12/31/96.............           10.43            0.23            0.69            15.81
12/31/97.............           11.89            0.26            0.63            18.16
12/31/98.............           10.46            0.24            0.74            17.71
12/31/99.............            9.87            0.16            0.56            17.84
12/31/00.............           11.59            0.17            0.23            19.97
12/31/01(3)..........           10.89            0.89            1.07            21.22
12/31/02.............            9.49            0.03            0.11            19.95
12/31/03.............           12.83               -            0.28            23.57
12/31/04.............           15.39            0.09            0.51            26.73

(2) Does not assume any compounding of reinvested distributions.

(3) The Fund's objective changed in 1991 and was modified in 2001.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SMALL CAP FUND

                   NUMBER OF
                    SHARES                             VALUE
-----------------------------------------------    -------------
COMMON STOCKS -- 89.2%
AEROSPACE & DEFENSE -- 7.1%
   95,000   Curtiss-Wright Corp. ..............    $   5,453,950
  160,000   Herley Industries, Inc.*...........        3,254,400
  180,000   Teledyne Technologies, Inc.*.......        5,297,400
                                                   -------------
                                                      14,005,750
                                                   =============
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
  220,000   Layne Christensen Co.*.............        3,993,000
                                                   =============

CONSUMER DISCRETIONARY -- 11.5%
  118,500   Flexsteel Industries, Inc. ........        2,091,407
  130,000   Helen of Troy Ltd.*................        4,369,300
   75,000   Kellwood Co. ......................        2,587,500
   65,000   RC2 Corp.*.........................        2,119,000
   75,000   Sonic Corp.*.......................        2,287,500
  215,000   Universal Electronics Inc.*........        3,784,000
  138,000   Winnebago Industries, Inc. ........        5,390,280
                                                   -------------
                                                      22,628,987
                                                   =============
CONSUMER STAPLES -- 2.3%
  110,000   Ralcorp Holdings, Inc.*............        4,612,300
                                                   =============
ELECTRICAL EQUIPMENT -- 7.0%
  140,000   Baldor Electric Co. ...............        3,854,200
  102,000   Franklin Electric Co., Inc. .......        4,310,520
   65,000   Genlyte Group, Inc.*...............        5,569,200
                                                   -------------
                                                      13,733,920
                                                   =============
ENERGY -- 2.8%
   60,000   Atwood Oceanics, Inc.*.............        3,126,000
   25,000   St. Mary Land & Exploration Co. ...        1,043,500
   50,000   Swift Energy Co.*..................        1,447,000
                                                   -------------
                                                       5,616,500
                                                   =============

HEALTH CARE -- 11.7%
   65,000   Cerner Corp.*......................        3,456,050
   88,000   Datascope Corp. ...................        3,492,720
  160,000   Integra LifeSciences Holdings*.....        5,908,800
  174,000   LabOne, Inc.*......................        5,574,960
  210,000   Serologicals Corp.*................        4,645,200
                                                   -------------
                                                      23,077,730
                                                   =============
MACHINERY   --  5.4%
  105,000   CLARCOR, Inc. .....................        5,750,850
  135,000   Gardner Denver, Inc.*..............        4,899,150
                                                   -------------
                                                      10,650,000
                                                   =============
MATERIALS -- 2.3%
  120,000   Albemarle Corp. ...................        4,645,200
                                                   =============

MISCELLANEOUS -- 4.1%
  120,000   iShares Russell 2000 Growth........        8,076,000

                                                   =============

            NUMBER OF SHARES/
            PRINCIPAL AMOUNT                            VALUE
-----------------------------------------------    -------------
SOFTWARE & SERVICES -- 13.1%
  175,000   ANSYS, Inc.*.......................    $   5,610,500
  162,000   j2 Global Communications, Inc.*....        5,589,000
  216,000   Mediware Information
            Systems, Inc.*.....................        2,741,040
  50,000    MICROS Systems, Inc.*..............        3,903,000
  215,000   MSC Software Corp.*................        2,251,050
  250,000   THQ, Inc.*.........................        5,735,000
                                                   -------------
                                                      25,829,590
                                                   =============
TECHNOLOGY HARDWARE
& EQUIPMENT -- 14.3%
  115,000   Anixter International,Inc. ........        4,138,850
  164,000   Belden CDT, Inc. ..................        3,804,800
  110,000   Comtech Telecommunications
             Corp.*............................        4,137,100
  168,000   Measurement Specialties,Inc.*......        4,277,280
  350,000   Microsemi Corp.*...................        6,076,000
  170,000   Stratasys, Inc.*...................        5,705,200
                                                   -------------
                                                      28,139,230
                                                   =============
TRADING COMPANIES
& DISTRIBUTORS -- 1.6%
   62,300   Lawson Products, Inc. .............        3,141,789
                                                   =============

TRANSPORTATION -- 4.0%
  180,000   Heartland Express,Inc. ............        4,044,600
  220,000   Kansas City Southern*..............        3,900,600
                                                   -------------
                                                       7,945,200
                                                   =============
TOTAL COMMON STOCKS
(COST $143,138,115) -- 89.2%...................      176,095,196
                                                   =============

U.S GOVERNMENT AGENCIES
(COST $22,357,447) -- 11.3%
            Federal Home Loan Bank
$22,359,000   1.25%, 01/03/05..................       22,357,447
                                                   =============

TOTAL INVESTMENTS
(COST $165,495,563) -- 100.5%..................      198,452,643

Liabilities less other assets -- (0.5)%........         (993,616)
                                                   -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $15.39 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  12,828,521 shares outstanding)...............    $ 197,459,027
                                                   =============


* Non-income producing security

See accompanying Notes to Financial Statements.

DECEMBER 31, 2004                                                             11

OBJECTIVE:

The UMB Scout WorldWide Fund seeks long-term growth of capital and income by investing in a diversified portfolio of equity securities of established companies either located outside the United States, or whose principal business is carried on outside the United States.

WORLDWIDE FUND(1)

As the 2004 calendar year came to an end, the international markets finished strong as they experienced a solid upward trend over the last six months of the year. The MSCI EAFE Index posted a return of 15.00% over the last six months of 2004, and with a weaker U.S. dollar at its back, the UMB Scout WorldWide Fund provided a 13.15% return (including price change and reinvested distributions) over the same time period. The Fund ended December 31, 2004, at $24.10 per share and returned 18.02% for the calendar year versus the EAFE's one-year total return of 20.25%. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

Currency movements during the fourth quarter of 2004 pulled performance both ways. Positions in a rising Brazilian real and a strong Canadian dollar elevated performance. However, underweight positions in the rising Japanese yen and British pound pulled performance down. On balance, currency movements reduced the Fund's return slightly compared to the EAFE. Overall, the current state of the U.S. dollar played a significant role in the higher performance of international equities compared to domestic equities as the EAFE almost doubled the one-year performance of the S&P 500(R) Index.

Regarding country holdings, positions in Canada and Australia provided the strongest contribution to relative performances. The Fund maintained its overweight position in both of these countries, with Canada still providing the largest overweight position for the Fund. In contrast, positions in Japan provided the weakest performance for the Fund and remained the second largest underweight position in the Fund.

Drilling down, natural resources were the star sectors for the Fund. Overweight positions in both the Materials and Energy sectors contributed significantly to the performance of the Fund. Global demand for oil, natural gas and basic materials continued to thrive and drive profits for firms in these sectors. Strong growth in China has been a key factor in the rising resource demand. On the downside, the Fund's underweight position in a globally strong Financial sector was the largest drag on relative performance.(2)

12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

Thank you for your continued support of the UMB Scout Funds' family.

JAMES L. MOFFETT, CFA
Scout Investment Advisors, Inc.

(1) Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risk.

(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2004

[LINE GRAPH]

[PLOT POINTS TO COME]

(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout WorldWide Fund and MSCI EAFE Index-U.S. Dollars assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

COUNTRY DIVERSIFICATION
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2004

[BAR GRAPH]

[PLOT POINTS TO COME]

Based on total investments as of December 31, 2004.
Subject to change.

DECEMBER 31, 2004                                                             13

COMPARATIVE RATES OF RETURN
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2004

                                             1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                             ------    -------    -------   --------
UMB SCOUT WORLDWIDE FUND...............      18.02%      9.75%      1.56%     10.40%

MSCI EAFE Index-U.S. Dollars (1).......      20.25%     11.89%     -1.13%      5.62%

Lipper International Funds Index (1)...      18.59%     11.60%     -0.89%      7.20%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

A redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout WorldWide Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

TOP TEN EQUITY HOLDINGS
UMB SCOUT WORLDWIDE FUND (UMBWX)

                                                                             MARKET        PERCENT
                                                                          VALUE (000'S)    OF TOTAL
                                                                          -------------    --------
Canon, Inc. ............................................................   $ 29,062         2.8%
OMV A.G. ...............................................................     27,933         2.7%
Potash Corp. ...........................................................     23,107         2.3%
BHP Billiton Ltd. ......................................................     21,404         2.1%
Novo-Nordisk A.S. ......................................................     20,478         2.0%
Coles Myer Ltd. ........................................................     19,717         1.9%
EnCana Corp. ...........................................................     19,058         1.9%
Imperial Oil Ltd. ......................................................     18,203         1.8%
Imperial Chemical Industries PLC .......................................     17,701         1.7%
SAP A.G. ...............................................................     17,202         1.7%
                                                                           --------        ----
TOP TEN EQUITY HOLDINGS TOTAL...........................................   $213,865        20.9%
                                                                           ========        ====

Based on total investments as of December 31, 2004. Subject to change.

HISTORICAL PER-SHARE RECORD
UMB SCOUT WORLDWIDE FUND (UMBWX)

                                           INCOME &                     CUMULATIVE(2)
                                NET       SHORT-TERM      LONG-TERM      VALUE PER
                               ASSET        GAINS           GAINS        SHARE PLUS
                               VALUE     DISTRIBUTION    DISTRIBUTION   DISTRIBUTIONS
                              -------    ------------    ------------   -------------
12/31/93....................  $ 10.68      $ 0.03          $    --        $ 10.71
12/31/94....................    10.84        0.24               --          11.11
12/31/95....................    12.08        0.30             0.04          12.69
12/31/96....................    13.94        0.24             0.10          14.89
12/31/97....................    16.02        0.31             0.16          17.44
12/31/98....................    18.56        0.31             0.02          20.31
12/31/99....................    23.77        0.45             0.12          26.09
12/31/00....................    21.24        0.05             0.56          24.17
12/31/01....................    18.67        0.23             0.01          21.84
12/31/02....................    15.58        0.14               --          18.88
12/31/03....................    20.58        0.14               --          24.02
12/31/04....................    24.10        0.17               --          27.71

--------------
(2) Does not assume any compounding of reinvested distributions.

    Distributions typically occur in June and December.

    Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

WORLDWIDE FUND

                NUMBER OF SHARES                       VALUE
------------------------------------------------   --------------
COMMON STOCKS (ADR'S) -- 95.1%
AUSTRALIA -- 7.0%
  891,076         BHP Billiton Ltd. ............   $   21,403,646
  982,650         Coca-Cola Amatil Ltd..........       12,525,053
  320,500         Coles Myer Ltd................       19,717,160
  616,500         Commonwealth Bank
                    of Australia(1).............       15,512,777
  146,500         CSL Ltd.(1)...................        3,359,038
                                                   --------------
                                                       72,517,674
                                                   ==============
AUSTRIA -- 2.7%
  92,700          OMV A.G.(1)...................       27,933,482
                                                   ==============
BELGIUM -- 1.3%
  117,200         Solvay S.A.(1)................       12,903,629
                                                   ==============
BERMUDA -- 0.9%
  234,000         Willis Group Holdings Ltd.....        9,633,780
                                                   ==============
BRAZIL -- 5.0%
  426,600         Aracruz Celulose S.A..........       16,082,820
  352,800         Companhia de Bebidas
                    das Americas S.A............        9,994,824
  394,300         Empresa Brasileira
                    de Aeronautica S.A..........       13,185,392
  300,000         Petroleo Brasileiro S.A.......       11,934,000
                                                   --------------
                                                       51,197,036
                                                   ==============
CANADA -- 5.9%
  334,000         EnCana Corp...................       19,058,040
  306,450         Imperial Oil Ltd..............       18,203,130
       20         Magna International, Inc......            1,651
  278,200         Potash Corp. of
                    Saskatchewan, Inc...........       23,107,292
                                                   --------------
                                                       60,370,113
                                                   ==============
CHILE -- 1.6%
  259,150         Sociedad Quimica Y Minera
                  de Chile S.A..................       16,041,385
                                                   ==============
DENMARK -- 2.0%
  377,400         Novo-Nordisk A.S..............       20,477,724
                                                   ==============
FRANCE -- 4.2%
  315,000         Sanofi-Aventis................       12,615,750
  339,850         Technip S.A...................       15,864,198
  134,235         Total S.A.....................       14,744,372
                                                   --------------
                                                       43,224,320
                                                   ==============

                NUMBER OF SHARES                       VALUE
------------------------------------------------   --------------
GERMANY -- 5.1%
    135,900       Bayer A.G......................  $   4,617,882
     53,150       Fresenius Medical Care A.G.....      1,424,420
    195,600       Fresenius Medical Care A.G.
                    Pfd..........................      3,731,070
    154,700       Henkel KGaA Pfd................     13,447,143
    389,090       SAP A.G........................     17,201,669
    139,400       Siemens A.G....................     11,802,998
                                                   -------------
..................................................     52,225,182
                                                   =============
GREECE -- 2.4%
    408,800       Coca-Cola Hellenic
                    Bottling Co. S.A.(1).........      9,990,790
    726,600       Cosmote Mobile
                    Telecommunications S.A.(1)...     14,577,431
                                                   -------------
..................................................     24,568,221
                                                   =============
HONG KONG -- 1.4%
  2,531,100       CLP Holdings Ltd...............     14,556,103
                                                   =============
IRELAND -- 0.9%
    220,200       Ryanair Holdings PLC*..........      8,973,150
                                                   =============
ITALY -- 3.8%
    577,800       Luxottica Group S.p.A..........     11,781,342
  1,059,700       Saipem S.p.A.(1)...............     12,747,513
    350,981       Telecom Italia S.p.A...........     14,344,593
                                                   -------------
..................................................     38,873,448
                                                   =============
ISRAEL -- 1.0%
    356,800       Teva Pharmaceutical
                    Industries Ltd...............     10,654,048
                                                   =============
JAPAN -- 14.7%
    535,600       Canon, Inc.....................     29,061,656
    341,640       Fuji Photo Film Co., Ltd.......     12,633,847
    160,600       Hitachi Ltd....................     11,150,458
    327,000       ITO-Yokado Ltd.(1).............     13,722,065
    447,000       Kao Corp.(1)...................     11,429,101
    399,500       Komatsu Ltd....................     11,181,486
    465,300       Kubota Corp....................     11,469,645
    169,800       Kyocera Corp...................     13,071,204
    337,500       Meitec Corp.(1)................     12,581,731
    228,000       Takeda Pharmaceutical
                    Co., Ltd.(1).................     11,481,214
    160,900       Toyota Motor Corp..............     13,172,883
                                                   -------------
..................................................    150,955,290
                                                   =============
MEXICO -- 1.0%
    300,000       Cemex S.A. de C.V..............     10,926,000
                                                   =============

                                                         Continued on next page.

DECEMBER 31, 2004

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

WORLDWIDE FUND (Continued)

                NUMBER OF SHARES                        VALUE
------------------------------------------------   --------------
NETHERLANDS -- 3.3%
    936,078       Aegon N.V ....................   $   12,833,629
    154,700       Akzo Nobel N.V................        6,573,203
    276,600       ASML Holding N.V.*............        4,400,706
    503,900       STMicroelectronics  N.V.......        9,735,348
                                                   --------------
                                                       33,542,886
                                                   ==============
NORWAY -- 1.5%
    198,705       Norsk Hydro A.S.A.............       15,642,058
                                                   ==============
PORTUGAL -- 1.6%
  1,360,887       Portugal Telecom, SGPS, S.A...       16,752,519
                                                   ==============
SINGAPORE -- 0.8
    620,000       Flextronics
                  International Ltd.*...........        8,568,400
                                                   ==============
SOUTH KOREA -- 1.3%
     59,700       Samsung Electronics
                  Co., Ltd......................       12,990,171
                                                   ==============
SPAIN -- 2.5%
    617,700       Repsol YPF S.A................       16,121,970
    170,759       Telefonica  S.A...............        9,647,884
                                                   --------------
                                                       25,769,854
                                                   ==============
SWEDEN -- 2.2%
    270,700       Sandvik A.B...................       10,916,952
    284,900       Svenska Cellulosa A.B.(1).....       12,154,144
                                                   --------------
                                                       23,071,096
                                                   ==============
SWITZERLAND -- 5.4%
    290,600       Mettler-Toledo
                  International, Inc.*..........       14,910,686
    146,500       Nestle S.A....................        9,582,213
     94,300       Nobel Biocare.................
                  Holding A.G.(1)                      17,083,634
    279,226       Novartis A.G..................       14,112,082
                                                   --------------
                                                       55,688,615
                                                   ==============
TAIWAN -- 1.3%
  1,524,442       Taiwan Semiconductor
                    Manufacturing  Co., Ltd.....       12,942,513
                                                   ==============

               NUMBER OF SHARES/
                PRINCIPAL AMOUNT                       VALUE
------------------------------------------------   --------------
UNITED KINGDOM -- 13.5%
    280,200       BG Group PLC..................   $    9,652,890
    257,300       BP PLC........................       15,026,320
    268,372       Cadbury Schweppes PLC.........       10,117,624
    181,000       HSBC Holdings PLC............        15,410,340
    960,450       Imperial Chemical Industries
                    PLC.........................       17,701,094
    445,862       Royal Bank of Scotland
                    Group PLC(1)................       14,996,165
    236,500       Smith & Nephew PLC............       12,241,240
    750,000       Tesco PLC.....................       13,898,925
    607,650       Vodafone Group PLC............       16,637,457
    247,500       WPP Group PLC.................       13,525,875
                                                   --------------
                                                      139,207,930
                                                   ==============
UNITED STATES -- 0.8%
    212,600       AFLAC, Inc....................        8,469,984
                                                   ==============
TOTAL COMMON STOCKS (ADR'S)
(COST $712,349,269) -- 95.1%....................      978,676,611
                                                   ==============
U.S. GOVERNMENT AGENCIES
(COST $44,997,875) -- 4.4%
                  Federal Home Loan Bank
$45,001,000       1.25%, 01/03/05...............       44,997,875
                                                   ==============
TOTAL INVESTMENTS
(COST $757,347,144) -- 99.5%....................    1,023,674,486

Other assets less liabilities --0.5%............        4,710,291
                                                   --------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $24.10 per share;
  50,000,000 shares of $1.00 par value
  capital shares authorized;
  42,677,840 shares outstanding)................   $1,028,384,777
                                                   ==============

ADR - American Depositary Receipt

*Non-income producing security

(1)Non ADR

See accompanying Notes to Financial Statements

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

                                B O N D  F U N D

OBJECTIVE:

The UMB Scout Bond Fund seeks maximum current income consistent with quality and maturity standards by investing in a diversified portfolio of fixed-income obligations.

The first half of our fiscal year (the second half of 2004) witnessed a resurgence of the low-quality sectors of the corporate bond markets. As we saw in the last half of 2003, junk bonds and BBB corporates were the leading sectors of the market throughout the last six months. Through December, BBB bonds had outperformed AAA bonds by 2.25% for the previous six months and 2.41% for the year ended December 31, 2004. Junk bonds (an asset category that is below investment grade, but still utilized by a growing number of bond funds) outperformed high-quality assets by 6.20% for the calendar year ended December 31, 2004 and an amazing 8.30% for the year ended June 30, 2004.

At the last update, it appeared that relative values on lower-quality corporate bonds had moved to unsustainable levels. However, the markets continued to seek out additional credit risk at an unanticipated pace. As high-quality investors, we choose not to take on the additional volatility that is incumbent with low-grade corporates. As has been the case for more than a year, our high-quality bias (strict A or better guidelines) has caused us to lag the broad bond fund categories.

The Federal Open Market Committee ("FOMC") moved into "tightening mode" on June 30, beginning a cycle of steady increases in the Fed Funds rate which continued through December. By calendar year-end, the rate had moved from 1.00% to 2.25%. However, longer-term yields had actually gone down during the same period, causing a "flattening" of the yield curve. Bond investors have been anticipating that inflation will remain controlled and also that the Fed Funds rate will not move much above the 3.5% range. Consequently, investors in long-term assets saw their prices rise, while investors in short- and intermediate-term assets saw prices fall. Long-term bonds outperformed short-term bonds by nearly 6.00% for the 6 months and one year ended December 31, 2004. As an intermediate manager with strict maturity guidelines, we also suffered under this environment. We were properly positioned for the increase in short and intermediate rates, but could not keep up with the broad bond fund indices, which include many firms that make aggressive use of long-term assets (even in intermediate funds).

DECEMBER 31, 2004

Given our high-quality, intermediate duration bias, it is no surprise that our performance lagged our benchmark, the Lehman Brothers Government/Credit Intermediate Index, during the six months just ended. The combination of powerful performance in low-grade corporates and falling long-term rates put us at a clear disadvantage to the broad markets. Our holdings of mortgage-backed securities ("MBS") helped bolster our six-month return, but not by enough to offset the other prevailing trends. The Fund finished December with a six-month and one-year return of 2.72% and 2.41%, respectively. The Lipper Intermediate Investment Grade Funds Index had a six-month and one-year return of 4.26% and 4.28%, respectively. The Lehman Brothers Government/Credit Intermediate Index had a six-month and one-year return of 3.16% and 3.04%, respectively.

We continue to believe that the UMB Scout Bond Fund could be a suitable choice for investors seeking a relatively stable fixed-income return, while seeking to avoid the volatility associated with severe interest rate speculation or aggressive exposure to credit risk.

J. ERIC KELLEY

Scout Investment Advisors, Inc.

                         HYPOTHETICAL GROWTH OF $10,000

UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2004

[LINE GRAPH]

[PLOT POINTS TO COME]

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

    Performance returns for the UMB Scout Bond Fund and Lehman Brothers Govt./ Credit Intermediate Index assume distributions were reinvested for the entire period.

    For illustrative purposes only; may not represent your returns.

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

COMPARATIVE RATES OF RETURN

UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2004

                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                 ------     -------     -------     --------
UMB SCOUT BOND FUND ...........................   2.41%       4.76%       6.30%       6.32%
Lehman Bros. Govt./Credit Int. Index(1) .......   3.04%       5.69%       7.21%       7.16%
Lipper Intermediate Inv. Grade Funds Index(1)..   4.28%       5.98%       7.33%       7.21%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

FUND DIVERSIFICATION

UMB SCOUT BOND FUND (UMBBX)

[FUND DIVERSIFICATION PAI CHART]

Government & Agency..................    77%
Corporate Bonds......................    23%

Based on total investments as of December 31, 2004. Subject to change.

HISTORICAL PER-SHARE RECORD
UMB SCOUT BOND FUND (UMBBX)

                                 INCOME &                     CUMULATIVE(2)
                   NET          SHORT-TERM      LONG-TERM      VALUE PER
                  ASSET           GAINS          GAINS        SHARE PLUS
                  VALUE        DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
                --------       ------------   ------------   -------------
12/31/82...     $  10.05        $  0.03        $     --     $  10.08
12/31/83...         9.59           0.94              --        10.56
12/31/84...        10.37           0.45              --        11.79
12/31/85...        10.94           0.98            0.02        13.36
12/31/86...        11.37           0.83            0.03        14.64
12/31/87...        10.42           1.25            0.01        14.95
12/31/88...        10.19           0.81            0.03        15.56
12/31/89...        10.50           0.82              --        16.69
12/31/90...        10.54           0.79              --        17.51
12/31/91...        11.19           0.71              --        18.88
12/31/92...        11.20           0.71              --        19.60
12/31/93...        11.44           0.64            0.04        20.51
12/31/94...        10.46           0.63              --        20.17
12/31/95...        11.26           0.63            0.01        21.60
12/31/96...        11.02           0.62              --        21.98
12/31/97...        11.17           0.63              --        22.76
12/31/98...        11.33           0.62              --        23.54
12/31/99...        10.74           0.61              --        23.56
12/31/00...        11.09           0.61              --        24.52
12/31/01...        11.38           0.59              --        25.40
12/31/02...        11.71           0.57            0.19        26.49
12/31/03...        11.39           0.50            0.07        26.74
12/31/04...        11.22           0.41            0.03        27.01

(2) Does not assume any compounding of reinvested distributions.

    Distributions typically occur in June and December.

    Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

TAXABLE YIELD CURVES

UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2004

[TAXABLE YIELD CURVES LINE GRAPH]

[PLOT POINTS TO COME]

Source: Bloomberg. L.P.

DECEMBER 31, 2004

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004 (UNAUDITED)

BOND FUND

              PRINCIPAL
               AMOUNT                                          VALUE
---------------------------------------------------------   -----------
CORPORATE BONDS -- 23.5%
                   Alabama Power Co.
$        500,000     5.49%, 11/01/05.....................   $  509,989
                   Anheuser-Busch Companies, Inc.
         375,000     5.75%, 04/01/10.....................      403,000
                   Applied Materials,Inc.
         500,000     6.75%, 10/15/07.....................      538,545
                   Berkshire Hathaway, Inc.
       1,000,000     4.20%, 12/15/10.....................      994,875
                   Caterpillar Financial Services Corp.
       1,900,000     2.59%, 07/15/06.....................    1,882,710
                   Computer Sciences Corp.
       1,000,000     3.50%, 04/15/08.....................      992,232
                   M&I Bank
       1,363,636     2.90%, 08/18/09.....................    1,335,706
                   Merrill Lynch & Co.
         750,000     6.00%, 02/17/09.....................      805,692
                   Monsanto Co.
       1,000,000     6.11%, 02/03/05.....................    1,002,444
                   Morgan Stanley
       1,500,000     3.875%, 01/15/09....................    1,493,039
                   Northern Trust Corp.
       1,000,000     2.875%, 12/15/06....................      992,333
         465,000     7.10%, 08/01/09.....................      520,724
                   SBC Communications, Inc.
       1,000,000     6.25%, 03/15/11.....................    1,098,597
                   SYSCO Corp.
       1,500,000     7.00%, 05/01/06.....................    1,570,868
                   Target Corp.
       1,000,000     6.35%, 01/15/11.....................    1,116,172
                   Texaco Capital, Inc.
         250,000     5.70%, 12/01/08.....................      253,938
                   United Tech Corp.
         500,000     7.00%, 09/15/06.....................      527,179
                   Verizon Virginia,Inc.
       2,000,000     4.625%, 03/15/13....................    1,953,620
                   Wisconsin Electric Power Co.
         500,000     6.625%, 11/15/06....................      528,640
                                                            ----------
TOTAL CORPORATE BONDS
[COST $18,203,655] -- 23.5%..............................   18,520,303
                                                            ==========

            PRINCIPAL
              AMOUNT                         VALUE
-----------------------------------       -----------
GOVERNMENT-SPONSORED
ENTERPRISES -- 37.9%
              Government National
              Mortgage Association
$      2,673   7.50%, 02/15/06....        $     2,746
       4,704   8.00%, 06/20/06....              4,822
       8,372   8.50%, 07/15/06....              8,673
      15,942   8.00%, 08/15/06....             16,432
       7,748   7.50%, 08/20/06....              7,914
       7,874   7.50%, 09/15/06....              8,088
       7,499   7.50%, 04/15/07....              7,808
      19,968   7.50%, 03/20/09....             21,022
      37,082   6.00%, 05/15/09....             38,894
      27,018   7.00%, 05/15/09....             28,583
      85,020   6.00%, 04/15/11....             89,650
      56,681   6.50%, 10/15/11....             60,375
      88,454   6.50%, 02/15/12....             94,269
      86,294   6.00%, 02/20/13....             90,797
      65,563   6.00%, 03/20/13....             68,985
      88,822   6.00%, 08/15/13....             93,735
      77,852   6.00%, 08/20/13....             81,915
      99,265   6.00%, 12/20/13....            104,446
      99,934   6.00%, 01/20/14....            105,155
     120,507   6.00%, 02/15/14....            127,178
      93,834   6.00%, 02/20/14....             98,737
     100,476   6.00%, 05/15/14....            106,039
      88,116   7.00%, 08/20/15....             93,635
      51,978   6.00%, 03/15/16....             54,790
   1,316,250 3.1296%, 04/16/16....          1,302,238
     142,988   6.00%, 04/20/16....            150,277
     579,363   6.00%, 05/15/16....            610,704
      93,744   6.50%, 05/15/16....            100,021
     155,507   6.00%, 07/20/16....            163,434
     193,276   6.00%, 08/15/16....            203,732
     289,586   7.00%, 09/20/16....            307,707
   1,282,481   5.50%, 11/15/16....          1,338,378
     407,899   6.00%, 11/15/16....            429,966
     443,696   5.50%, 01/15/17....            462,923
     628,232   6.50%, 01/15/17....            670,316
     894,410   5.50%, 03/20/17....            930,376
     359,363   5.50%, 06/20/17....            373,814
   1,395,653   5.50%, 08/15/17....          1,456,131
   1,447,672   5.50%, 10/15/17....          1,510,404
     353,378   6.00%, 10/15/17....            372,475
     251,237   5.50%, 10/20/17....            261,340
     567,496   6.00%, 10/20/17....            596,393
   1,293,332   5.50%, 11/15/17....          1,349,376
   1,231,391   5.00%, 02/15/18....          1,263,956
   1,964,914   5.00%, 04/15/18....          2,016,879
     594,512   5.00%, 08/20/18....            608,141

                                                UMB SCOUT FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2004 (UNAUDITED)

BOND FUND (Continued)

                  PRINCIPAL
                    AMOUNT                           VALUE
---------------------------------------------    --------------
GOVERNMENT-SPONSORED
ENTERPRISES (Continued)
             Government National
             Mortgage Association
$    595,208   5.50%, 10/20/18.................    $    619,107
     915,115   5.00%, 02/15/19.................         939,069
     494,413   5.50%, 10/20/19.................         514,237
     248,603   5.50%, 11/20/19.................         258,571
     405,456   7.00%, 11/15/28.................         431,804
   2,250,000  4.261%, 07/16/29.................       2,237,717
   1,500,000 4.8597%, 02/16/30.................       1,539,745
   2,000,000 4.8906%, 04/16/31.................       2,040,624
     116,119   6.50%, 05/20/31.................         122,198
      67,578   6.50%, 10/20/31.................          71,073
   2,500,000  4.807%, 08/16/32.................       2,534,545
     706,378   5.00%, 05/15/33.................         708,123
                        `                          ------------
TOTAL GOVERNMENT-SPONSORED
ENTERPRISES
[COST $29,566,563] -- 37.9%...................       29,910,482
                                                   ============
U.S. GOVERNMENT AGENCIES -- 28.8%
             Federal Farm Credit Bank
     200,000 6.70%, 10/11/06..................         212,002
             Federal Home Loan Bank
   1,200,000  1.25%, 01/03/05.................       1,199,917
   1,000,000  2.50%, 12/15/05.................         995,791
   1,000,000  3.75%, 01/28/08.................       1,000,674
   1,000,000  3.75%, 08/15/08.................       1,003,436
     725,000  6.20%, 06/06/12.................         734,454
              Federal Home Loan
              Mortgage Corp.
     625,000  2.70%, 03/16/07.................         617,467
   1,750,000 4.375%, 07/30/09.................       1,757,327
   1,947,017  5.00%, 09/01/19.................       1,978,835
              Federal National
              Mortgage Association
     500,000  6.96%, 04/02/07.................         539,354
     100,000  3.25%, 11/15/07.................          99,499
   1,000,000  3.50%, 01/28/08.................         997,210
     750,000  5.50%, 03/15/11.................         805,322
     500,000 5.375%, 11/15/11.................         533,325
   2,250,000  4.75%, 02/21/13.................       2,240,165
              Private Export Funding
   1,000,000  5.53%, 04/30/06.................       1,031,414
              Small Business Administration
     280,374  6.54%, 12/01/05.................         288,040
     323,490  6.60%, 07/01/09.................         334,352
      22,057  8.80%, 01/01/10.................          23,417
      23,467  9.45%, 02/01/10.................          25,119
     268,410 8.017%, 02/10/10.................         291,878
      74,788  7.46%, 03/01/10.................          78,651

                 PRINCIPAL
                   AMOUNT                           VALUE
---------------------------------------------    ------------
U.S. GOVERNMENT AGENCIES (Continued)
             Small Business Administration
$     25,736 8.625%, 02/01/11................    $     27,452
     320,044  6.64%, 02/10/11................         339,666
     295,579  5.97%, 03/01/11................         306,436
   1,079,151  6.09%, 07/01/11................       1,121,631
      16,071  8.85%, 08/01/11................          17,210
     629,707  5.55%, 09/01/11................         649,577
     496,105 5.886%, 09/01/11................         516,672
      22,098  8.60%, 09/01/11................          23,648
      43,428  8.25%, 11/01/11................          46,456
     120,451  7.60%, 01/01/12................         127,354
     171,638  7.40%, 08/01/12................         181,529
     134,895  7.05%, 09/01/12................         142,198
      86,338  7.55%, 11/01/12................          91,813
     201,918  8.15%, 02/01/15................         216,835
   1,113,546  6.44%, 06/01/21................       1,203,030
     815,306  6.34%, 08/01/21................         878,152
                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $22,409,698) -- 28.8%..................      22,677,308
                                                 ============
U.S. GOVERNMENT
SECURITIES -- 11.2%
             U.S. Treasury Note
     500,000  6.50%, 05/15/05................         507,461
      50,000  6.50%, 08/15/05................          51,232
   1,000,000  5.75%, 11/15/05................       1,025,938
   1,000,000  3.25%, 01/15/09................         991,641
   3,500,000  5.00%, 08/15/11................       3,727,091
   1,000,000  4.00%, 02/15/14................         986,524
             U.S. Treasury Strip
   2,000,000         08/15/11................       1,536,942
                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $8,788,512) -- 11.2%...................       8,826,829
                                                 ============
TOTAL INVESTMENTS
(COST $78,968,428) -- 101.4%.................      79,934,922

Liabilities less other assets -- (1.4)%......      (1,084,964)
                                                 ------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $11.22 per share;
   20,000,000 shares of $1.00 par value
   capital shares authorized;
   7,025,577 shares outstanding).............    $ 78,849,958
                                                 ============

See accounpanying Notes to Financial Statements.

DECEMBER 31, 2004

K A N S A S  T A X - E X E M P T  B O N D  F U N D(1)

OBJECTIVE:

The UMB Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income tax by investing in municipal bonds or debt instruments.

The UMB Scout Kansas Tax-Exempt Bond Fund closed the 2004 year at $9.98 per share with a total return (including price change and reinvested distributions) of 2.30% for the six months and 1.89% for the one year ended December 31, 2004. One of the Fund's benchmarks, the Lehman Brothers 3-Year Municipal Index, posted a return of 2.10% for six months and 1.78% for one year. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

The Wichita Water and Sewer Utility bonds are a good measure of the current short-term interest rate environment. These bonds carry a 2.00% coupon due 10/1/05 that we were able to purchase at par [or with a 2% yield to maturity]. The comparable U.S. Treasury bond due 9/30/05 carried a 2.58% yield on the day of the Wichita purchase or a bond equivalent yield of 3.07% for the municipal in the 35% tax bracket. The 2% bond at par is an example of how low interest rates are at the time of this writing. Municipal bonds continue to make good financial sense if you are in the appropriate tax bracket.(2)

In the fourth quarter of 2004, the Fund had two holdings mature (Sedgwick County and Russell). We were aware of both bonds' maturities but it is always tough to lose the nice coupons and cash flow as the current interest rate environment is much lower. That being said, we continue to look for quality bonds and we look for buying opportunities with higher yields, good quality and with good cash flow to shareholders. Pre-refunded bonds are bonds that the issuer has refunded an old issue with new bonds and bought U.S. government bonds to repay the old debt. The old debt is described as pre-refunded and remains tax free but has the extra security of being backed by a 100% government guarantee with the bonds used as collateral. Pre-refunded bonds are paid at the call date. Escrowed to maturity bonds are the same as pre-refunded but will not be called earlier then the stated final maturity.(2)

                                                UMB SCOUT FUND SEMIANNUAL REPORT

Going forward, we foresee a lighter than normal calendar of new issuance of Kansas municipal bond debt. A lot of the debt that can be refunded has already been accomplished and there has not been very much general obligation debt approved by the voters. General obligation debt needs to be voter approved and revenue bond issuers need to make sure the revenue stream will be steady throughout their borrowing agreement.

We believe this Fund could be an appropriate investment for Kansas or Missouri residents, but please consult your financial and/or tax advisor to ensure the Fund is a good fit for your total investment picture.

Thank you for your continued support of the UMB Scout Funds.

M. KATHRYN GELLINGS

Scout Investment Advisors, Inc.

(1) Available only to residents of Kansas and Missouri. Income may be subject to federal alternative minimum tax, as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

HYPOTHETICAL GROWTH OF $10,000

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX) as of December 31, 2004

[HYPOTHETICAL GROTH OF $10,000 LINE GRAPH]

[PLOT POINTS TO COME]

(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

    Performance returns for the UMB Scout Kansas Tax-Exempt Bond Fund, Lehman Brothers 3-Year Municipal Index and Lehman Brothers 5-Year Municipal Index assume distributions were reinvested for the entire period.

    For illustrative purposes only; may not represent your returns.

DECEMBER 31, 2004

FUND DIVERSIFICATION
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX)

                                  [PIE CHART]

Kansas ..................................   95%

Other ...................................    5%

----------
Based on total investments as of December 31, 2004.
Subject to change.

COMPARATIVE RATES OF RETURN
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX) as of December 31, 2004

                                                                              SINCE
                                               1 YEAR    3 YEARS   5 YEARS  INCEPTION
                                               ------    -------   -------  ---------
UMB SCOUT KANSAS TAX-EXEMPT
   BOND FUND .................................  1.89%     3.28%     4.26%     3.70%
Lehman Brothers 3-Year Municipal Index(1).....  1.78%     3.71%     4.78%     4.39%
Lehman Brothers 5-Year Municipal Index(1).....  2.72%     5.34%     5.98%     5.18%

----------
Inception - February 23, 1998.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-800-996-2862.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index. Investment income may be subject to federal alternative minimum tax, as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

HISTORICAL PER-SHARE RECORD
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX)

                                 INCOME &                       CUMULATIVE(2)
                   NET         SHORT-TERM         LONG-TERM      VALUE PER
                  ASSET          GAINS              GAINS        SHARE PLUS
                  VALUE        DISTRIBUTION     DISTRIBUTION    DISTRIBUTIONS
                  -----        ------------     ------------    -------------
12/31/98.....     $10.01          $ 0.33           $   --         $10.34

12/31/99.....       9.68            0.40               --          10.40

12/31/00.....       9.87            0.41             0.01          11.02

12/31/01.....       9.97            0.39               --          11.51

12/31/02.....      10.15            0.33               --          12.02

12/31/03.....      10.09            0.32             0.02          12.30

12/31/04.....       9.98            0.30               --          12.49

----------
(2) Does not assume any compounding of reinvested distributions.

   Distributions typically occur in June and December.

   Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

24                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

KANSAS TAX-EXEMPT BOND FUND

 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
KANSAS -- 93.8%
                Barton County, Kansas, Series A,
                  Unified School District 428
$  150,000        4.75%, 09/01/11 ........................         $ 159,450
                Concordia, Kansas,
                  Water & Sewer Rev.
    55,000        4.70%, 11/01/07 ........................            58,400
                Derby, Kansas, G.O., Series A
    25,000        4.65%, 06/01/09 ........................            25,881
                Douglas County, Kansas, Series A,
                  Unified School District 497
   200,000        4.30%, 09/01/05 ........................           202,950
   125,000        3.00%, 09/01/08 ........................           127,300
                Ellsworth, Kansas,
                  Public Building Rev.
    10,000        4.50%, 06/01/05 ........................            10,057
    20,000        4.70%, 06/01/07 ........................            20,282
                Finney County, Kansas, G.O.
    50,000        4.30%, 12/01/11 ........................            51,541
                Hays, Kansas
    50,000        4.40%, 09/01/10 ........................            51,824
                Johnson County, Kansas,
                  Park Facility
   100,000        4.90%, 09/01/09 ........................           104,690
                Johnson County, Kansas,
                  Unified School District 229,
                  Series A
    50,000        5.125%, 10/01/06 .......................            52,453
                Johnson County, Kansas,
                  Unified School District 232
   100,000        5.00%, 03/01/05 ........................           100,485
                Johnson County, Kansas,
                  Unified School District 233
   250,000        4.00%, 09/01/12 ........................           259,765
                Johnson County, Kansas,
                  Unified School District 512
    50,000        4.95%, 10/01/09 ........................            53,099
   100,000        5.00%, 10/01/09 ........................           104,678
   200,000        4.875%, 10/01/19 .......................           220,274
                Johnson County, Kansas,
                  Water District 001, Water Rev.
   100,000        4.90%, 06/01/12 ........................           107,095
                Kansas City, Kansas Impt.,
                  Series B
   150,000        5.375%, 09/01/10 .......................           153,119
                Kansas State Dept.
                  of Transportation, Highway Rev.
   775,000        Variable Rate, 09/01/20 ................           775,000
   150,000        7.25%, 03/01/05 ........................           151,260
                Kansas State Turnpike Authority,
                  Highway Rev.
   200,000        4.00%, 09/01/13 ........................           206,250
                Leawood, Kansas, Series A
   100,000        4.40%, 09/01/13 ........................           105,049
                Lenexa, Kansas
    35,000        5.00%, 09/01/05 ........................            35,677
                Lyon County, Kansas,
                  Sales Tax Rev.
   100,000        4.70%, 09/01/09 ........................           105,010
                Merriam, Kansas
   115,000        3.00%, 10/01/06 ........................           116,480
                Miami County, Kansas,
                  Unified School District 367
   100,000        4.35%, 09/01/05 ........................           101,527
   100,000        4.30%, 09/01/11 ........................           103,833
                Olathe, Kansas, Series 199
    80,000        4.25%, 04/01/08 ........................            84,430
                Overland Park, Kansas,
                  Public Improvements, Series A
   100,000        4.125%, 09/01/08 .......................           105,712
                Salina, Kansas, Water & Sewer,
                  Series B
   175,000        2.50%, 08/01/06 ........................           175,724
   100,000        4.40%, 10/01/08 ........................           106,554
                Sedgwick County, Kansas,
                  Unified School District 260,
                  Series A
   200,000        4.00%, 10/01/06 ........................           205,964
                Sedgwick County, Kansas,
                  Unified School District 261
    50,000        4.10%, 11/01/09 ........................            52,958
                Sedgwick County, Kansas,
                  Unified School District 265
    50,000        4.25%, 10/01/08 ........................            53,066
                Seward County, Kansas, Series A
   100,000        4.00%, 08/01/08 ........................           104,850
                Shawnee County, Kansas,
                  Unified School District 501.............
    50,000        4.30%, 02/01/05 ........................            50,087
    50,000        4.00%, 08/01/06 ........................            51,359
   150,000        4.625%, 08/01/13 .......................           154,955
    75,000        4.625%, 08/01/14 .......................            77,477
                Topeka, Kansas, Water & Water
                  Pollution Control Utility Rev.,
                  Series A
   100,000        5.00%, 08/01/15 ........................           108,102
   100,000        5.35%, 08/01/22 ........................           109,222
                Wichita, Kansas, Series 752
   100,000        4.50%, 09/01/09 ........................           102,499
                Wichita, Kansas Water & Sewer
                  Utility System Rev.
   110,000        2.00%, 10/01/05 ........................           109,986

                                                         Continued on next page.

DECEMBER 31, 2004                                                             25

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

KANSAS TAX-EXEMPT BOND FUND (Continued)

       PRINCIPAL
         AMOUNT                                                   VALUE
         ------                                                   -----
   KANSAS (Continued)
                Wyandotte County, Kansas,
                  Unified School District 204
$   35,000        4.80%, 09/01/07 ........................     $   37,194
                Wyandotte County, Kansas,
                  Utility System Revenue
    50,000        4.25%, 09/01/09 ........................         53,300
                                                               ----------
TOTAL KANSAS
(COST $5,178,014) -- 93.8% ...............................      5,306,868
                                                               ==========
MISSOURI -- 0.2%
                Missouri State Health &
                  Education Authority
    10,000        Variable Rate, 07/01/32 ................         10,000
                                                               ----------
TOTAL MISSOURI
(COST $10,000) -- 0.2% ...................................         10,000
                                                               ==========
PUERTO RICO -- 4.6%
                Puerto Rico, Infrastructure
                  Financing Authority
   100,000        4.75%, 10/01/11 ........................        109,447
                Puerto Rico Commonwealth,
                  Tax & Rev.
   150,000        3.00%, 07/29/05 ........................        150,853
                                                               ----------
TOTAL PUERTO RICO
(COST $257,893) -- 4.6% ..................................        260,300
                                                               ==========
TOTAL INVESTMENTS
(COST $5,445,907) -- 98.6% ...............................      5,577,168

Other assets less liabilities -- 1.4% ....................         76,911
                                                               ----------
TOTAL NET ASSETS -- 100.0%
    (equivalent to $9.98 per share;
    10,000,000 shares of $1.00 par value
    capital shares authorized;
    566,362 shares outstanding) ..........................      5,654,079
                                                               ==========

See accompanying Notes to Financial Statements.

26                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                                MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in high-quality, short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The UMB Scout Money Market Fund Prime Portfolio posted a one-year return of 0.86% as of December 31, 2004. The Federal Portfolio posted a return of 0.84% for the same time period. The Federal Open Market Committee ("FOMC") has begun raising short-term rates, having moved from 1.00% to 2.25% at year end. It is assumed that the Fed will pursue a "neutral" Fed Funds rate, which could push overnight rates to the 3.00% range over the next 12 months. We had properly positioned the Funds with short average durations moving into the tightening phase, so our SEC yields have moved up rapidly with FOMC changes. The Prime Portfolio's 7-day SEC yield as of December 31, 2004 was 1.72% while the Federal Portfolio's was 1.73%. We anticipate maintaining this posture until it becomes apparent that the tightening phase is ending.

J. ERIC KELLEY

Scout Investment Advisors, Inc.

FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND
FEDERAL PORTFOLIO (UMFXX)

                                  [PIE CHART]

U.S. Government Agencies ...... 100%

----------
Based on total investments as of December 31, 2004.

Subject to change.

FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND
PRIME PORTFOLIO (UMPXX)

                                  [PIE CHART]

U.S. Government Agencies .............   60%

Short-term Corporate Notes ...........   35%

Municipal Bonds ......................    5%

----------
Based on total investments as of December 31, 2004.

Subject to change.

DECEMBER 31, 2004                                                             27

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

MONEY MARKET FUND

     PRINCIPAL
       AMOUNT                                                VALUE
       ------                                                -----
FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES -- 110.9%
                  Federal Home Loan Bank
$      7,000,000     1.25%, 01/03/05 ................   $    6,999,611
      16,800,000     2.20%, 01/05/05 ................       16,795,893
      25,913,000     2.15%, 01/07/05 ................       25,903,573
      13,000,000     2.25%, 01/12/05 ................       12,991,062
       1,400,000     2.25%, 01/14/05 ................        1,398,863
       5,000,000     1.51%,  04/26/05 callable.......        5,000,000
                  Federal Home Loan
                     Mortgage Corp.
       4,360,000     2.15%, 01/11/05 ................        4,357,396
       1,280,000     2.20%, 01/18/05 ................        1,278,670
      15,250,000     2.22%, 01/26/05 ................       15,226,490
      10,000,000     2.32%, 02/23/05 ................        9,965,844
                  Federal National
                     Mortgage Association
       8,900,000     2.24%, 01/03/05 ................        8,898,934
      25,000,000     2.17%, 01/04/05 ................       24,995,492
       8,390,000     2.25%, 01/05/05 ................        8,387,964
       5,000,000     2.15%, 01/06/05 ................        4,998,514
       1,000,000     2.12%, 01/11/05 ................          999,440
       3,000,000     2.12%, 01/12/05 ................        2,998,057
      10,000,000     2.24%, 01/13/05 ................        9,992,533
      10,000,000     2.25%, 01/19/05 ................        9,988,750
      10,000,000     2.25%, 01/20/05 ................        9,988,125
      10,000,000     2.25%, 01/21/05 ................        9,987,500
       7,900,000     2.27%, 02/01/05 ................        7,884,558
      10,000,000     2.30%, 02/14/05 ................        9,971,889
      20,000,000     2.31%, 02/23/05 ................       19,931,983
       8,350,000     2.35%, 03/04/05 ................        8,316,220
      10,000,000     Variable Rate, 04/28/05 ........       10,000,000
                                                        --------------
TOTAL INVESTMENTS
(COST $247,257,347) -- 110.9% .......................      247,257,361

Liabilities less other assets -- (10.9)% ............      (24,240,861)
                                                        --------------

TOTAL NET ASSETS -- 100.0%
      (equivalent of $1.00 per share;
      750,000,000 shares of $0.01 par value
      capital shares authorized;
      223,006,760 shares outstanding) ...............      223,016,500
                                                        ==============

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES -- 35.1%
                  AIG Capital Funding
       9,750,000     2.25%, 01/05/05 ................        9,748,109
                  American Express Co.
      10,000,000     2.20%, 01/07/05 ................        9,996,333
       7,000,000     2.26%, 01/13/05 ................        6,994,726
       3,000,000     Variable, 04/15/05 .............        2,999,927
                  Anheuser-Busch Companies, Inc.
       5,000,000     1.93%, 01/18/05 ................        4,995,443
                  BellSouth Corp.
       7,000,000     2.29%, 01/11/05 ................        6,995,547
      15,000,000     2.28%, 01/19/05 ................       14,982,900
                  Bristol-Myers Squibb Co.
      10,000,000     2.32%, 01/10/05 ................        9,994,200
       5,000,000     2.31%, 01/13/05 ................        4,996,150
                  Coca-Cola Co.
      20,000,000     2.27%, 01/20/05 ................       19,976,039
                  Emerson Electric Co.
      20,000,000     2.23%, 01/07/05 ................       19,992,567
                  Gannett Co., Inc.
       8,977,000     2.26%, 01/07/05 ................        8,973,619
       5,125,000     2.25%, 01/19/05 ................        5,119,234
                  Merrill Lynch & Co.
      15,000,000     Variable, 01/13/06 .............       15,073,426
                  Pfizer, Inc.
      10,000,000     2.14%, 01/10/05 ................        9,994,650
       3,000,000     2.13%, 01/18/05 ................        2,996,968
       1,744,000     2.19%, 02/01/05 ................        1,740,711
                  Procter & Gamble Co.
       4,337,000     1.95%, 01/12/05 ................        4,334,416
                  SBC Communications, Inc.
      10,250,000     2.20%, 01/10/05 ................       10,244,363
       3,044,000     2.31%, 01/11/05 ................        3,042,047
       9,000,000     2.29%, 01/12/05 ................        8,993,702
                  Shell Finance
      14,750,000     2.22%, 01/06/05 ................       14,745,452
       5,000,000     2.27%, 01/11/05 ...............         4,996,847
                                                        --------------

TOTAL SHORT-TERM CORPORATE NOTES
(COST $201,927,376) -- 35.1% ........................      201,927,376
                                                        ==============

28                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

MONEY MARKET FUND (Continued)

     PRINCIPAL
       AMOUNT                                                VALUE
       ------                                                -----
PRIME PORTFOLIO
MUNICIPAL BOND -- 5.1%
                  Colorado Springs, Colorado,
                    Utility Revenue Bonds
$     25,000,000    Variable, 11/01/27..............    $   25,000,000
                  Green Bay, Wisconsin,
                    Area Public School District
       4,000,000    2.90%, 09/30/05.................         4,000,000
                                                        --------------
TOTAL MUNICIPAL BOND
(COST $29,000,000) --  5.1%.........................        29,000,000
                                                        ==============

U.S. GOVERNMENT AGENCIES -- 60.7%
                  Federal Home Loan Bank
      29,987,000    1.25%, 01/03/05.................        29,985,098
       9,200,000    2.20%, 01/05/05.................         9,197,771
       4,846,000    2.15%, 01/07/05.................         4,844,199
      17,000,000    2.25%, 01/12/05.................        16,988,313
       8,600,000    2.25%, 01/14/05.................         8,593,013
       5,000,000    1.51%, 04/26/05.................         5,000,000
       7,000,000    1.58%, 05/20/05.................         7,000,000
      10,000,000    2.00%, 06/01/05.................        10,000,000
      10,000,000    2.345%, 09/12/05................         9,995,609
                  Federal Home Loan
                  Mortgage Corp.
       5,778,000    2.20%, 01/04/05.................         5,776,941
         700,000    2.12%, 01/14/05.................           699,464
      14,750,000    2.22%, 01/26/05.................        14,727,260
                  Federal National
                    Mortgage Association
      26,000,000    2.24%, 01/03/05 ................        25,996,900
       5,000,000    2.19%, 01/04/05 ................         4,999,096
       5,000,000    2.16%, 01/05/05 ................         4,998,811
      25,000,000    2.18%, 01/06/05 ................        24,992,541
      34,314,000    2.25%, 01/07/05 ................        34,301,727
      20,000,000    2.25%, 01/10/05 ................        19,988,700
      10,000,000    2.19%, 01/13/05 ................         9,992,533
       1,500,000    2.25%, 01/18/05 ................         1,498,406
      10,000,000    2.25%, 01/19/05 ................         9,988,750
      10,000,000    2.18%, 01/20/05 ................         9,988,125
      10,000,000    2.25%, 01/21/05 ................         9,987,500
      25,000,000    2.18%, 01/24/05 ................        24,963,903
      20,000,000    2.26%, 01/25/05 ................        19,969,867
      3,110,000     Variable, 01/28/05 .............         3,110,000
      11,650,000    2.35%, 03/04/05                         11,602,850
      10,000,000    Variable, 04/28/05                      10,000,000
                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $349,187,377) -- 60.7%                               349,187,377
                                                        ==============

TOTAL INVESTMENTS
(COST $580,114,753) -- 100.9%                              580,114,753

Liabilities less other assets -- (0.9)%                     (4,952,516)
                                                        --------------

TOTAL NET ASSETS -- 100.0%
          (equivalent to $1.00 per share;
          1,500,000,000 shares of $0.01 par value
          capital shares authorized;
          575,191,778 shares outstanding)                  575,162,237
                                                        ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2004                                                             29

                          TAX - FREE MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund posted a one-year return of 0.66% as of December 31, 2004. The Federal Open Market Committee ("FOMC") has begun raising short-term rates, having moved from 1.00% to 2.25% at year end. It is assumed that the Fed will pursue a "neutral" Fed Funds rate, which could push overnight rates to the 3.00% range over the next 12 months. We had properly positioned the Funds with short average durations moving into the tightening phase, so our SEC yields have moved up rapidly with FOMC changes. The Fund's 7-day SEC yield was 1.28% as of December 31, 2004. We anticipate maintaining this posture until it becomes apparent that the tightening phase is ending.

J. ERIC KELLEY

Scout Investment Advisors, Inc.

FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

                       [PIE CHART]

Commercial paper ................. 38%

Demand Notes ..................... 62%

----------
Based on total investments as of December 31, 2004.

Subject to change.

30                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

PRINCIPAL
  AMOUNT                                            VALUE
---------                                           -----
ALASKA
                Alaska Housing Finance Corp.
$ 3,395,000       Variable Rate, 12/01/30.....    $ 3,395,000

ARIZONA
                Mesa, Arizona Municipal
                  Development Corp.,
                  Commercial Paper
  1,000,000       1.80%, 01/05/05.............      1,000,000
                Salt River Project, Arizona,
                  Commercial Paper
  5,500,000       1.82%, 01/03/05.............      5,500,000

CONNECTICUT
                Connecticut State Health
                  & Education
  1,000,000       Variable Rate, 05/15/14.....      1,000,000
  1,500,000       Variable Rate, 02/15/21.....      1,500,000
  1,500,000       Variable Rate, 07/01/29.....      1,500,000
                Connecticut State Housing
                  Finance Authority
  3,500,000       Variable Rate, 11/15/28.....      3,500,000
                Connecticut State Special
                  Assessment
  2,000,000       4.50%, 01/01/05.............      2,000,000

FLORIDA
                Dade County, Florida,
                  Industrial Development
    600,000       Variable Rate, 06/01/21.....        600,000
                Florida Housing Finance Agency
  5,750,000       Variable Rate, 08/01/06.....      5,750,000
                Florida Municipal Power Agency,
                  Commercial Paper
  1,150,000       1.68%, 01/07/05.............      1,150,000

GEORGIA
                Cobb County, Georgia,
                  Housing Authority
                  Multifamily Housing
  2,100,000       Variable Rate, 09/15/26.....      2,100,000
                Fulton County, Georgia,
                  Housing Authority
                  Multifamily Housing
  1,000,000       Variable Rate, 09/15/26.....      1,000,000

ILLINOIS
                Illinois Development Finance
                  Authority Poll
    910,000       Variable Rate, 11/01/12 ....        910,000
                Illinois Housing Development
                  Authority
  4,460,000       Variable Rate, 01/01/08.....      4,460,000

INDIANA
                St. Joseph County, Indiana,
                  Educational Facilities
  1,800,000       Variable Rate, 03/01/37.....      1,800,000

KANSAS
                Kansas, State Dept.
                  of Transportation,
                  Highway Revenue
    700,000       Variable Rate, 03/01/12.....        700,000
    780,000       Variable Rate, 09/01/20.....        780,000
  1,400,000       Variable Rate, 09/01/20.....      1,400,000

MARYLAND
                Maryland Health & Higher
                  Education, Commercial Paper
  4,000,000       1.68%, 01/03/05.............      4,000,000
  1,300,000       1.78%, 01/05/05.............      1,300,000
                Montgomery County, Maryland,
                  Housing Authority
                  Multifamily Housing
    550,000       Variable Rate, 08/01/15.....        550,000

MASSACHUSETTS
                Massachusetts State Health &
                  Education, Commercial Paper
  2,000,000       1.70%, 01/06/05.............      2,000,000
                Massachusetts State Health &
                  Education
  2,900,000       Variable Rate, 08/01/15.....      2,900,000
  4,900,000       Variable Rate, 11/01/26.....      4,900,000
                Massachusetts Water Resources
                  Authority
  6,000,000     1.78%, 02/04/05...............      6,000,000

                                                         Continued on next page.

DECEMBER 31, 2004                                                             31

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

PRINCIPAL
  AMOUNT                                            VALUE
---------                                           -----
MISSISSIPPI
                Jackson County, Mississippi,
                  Port Facilities
$ 1,750,000       Variable Rate, 06/01/23.....    $ 1,750,000

MISSOURI
                Ferguson, Missouri School
                  District
  3,000,000       3.00%, 05/01/05.............      3,010,551
                Missouri, State Health
                  & Educational
  3,000,000       3.00%, 11/14/05.............      3,030,215
    500,000       Variable Rate, 09/01/30.....        500,000
  1,100,000       Variable Rate, 09/01/30.....      1,100,000
  2,300,000       Variable Rate, 09/01/30.....      2,300,000

NEBRASKA
                Lincoln, Nebraska,
                  Electrical Systems,
                  Commercial Paper
  2,000,000       1.78%, 01/06/05.............      2,000,000
  3,500,000       1.81%, 02/04/05.............      3,500,000
                Omaha, Nebraska, Public Power,
                  Commercial Paper
  1,500,000     1.78%, 01/06/05...............      1,500,000

NEVADA
                Clark County, Nevada,
                  School District
  1,300,000       Variable Rate, 06/15/21.....      1,300,000

NEW JERSEY
                New Jersey Educational
                  Facilities
  1,900,000       Variable Rate, 07/01/23.....      1,900,000

OHIO

                Columbus, Ohio
    400,000       Variable Rate, 06/01/16.....        400,000
                Ohio State University
  2,300,000       Variable Rate, 12/01/19.....      2,300,000

PENNSYLVANIA
                Beaver County, Pennsylvania,
                  Pollution Control
  2,650,000       Variable Rate, 12/01/20.....      2,650,000
                Delaware County, Pennsylvania
    450,000       Variable Rate, 12/01/15.....        450,000
                Schuylkill County,Pennsylvania
    500,000       Variable Rate, 04/01/21.....        500,000

SOUTH CAROLINA
                South Carolina Public Services,
                  Commercial Paper
  2,500,000       1.75%, 01/10/05.............      2,500,000

TENNESSEE
                Metro Nashville, Tennessee
                  Government
  7,540,000       Variable Rate, 11/01/33.....      7,540,000

TEXAS
                Dallas, Texas, Rapid Transit,
                  Commercial Paper
  2,000,000       1.72%, 01/26/05.............      2,000,000
  3,000,000       1.70%, 01/07/05.............      3,000,000
  2,000,000       1.72%, 01/07/05.............      2,000,000
                El Paso, Texas Water,
                  Commercial Paper
  2,625,000       1.70%, 01/03/05.............      2,625,000
                Garland, Texas
  5,000,000     2.05%, 06/15/29...............      5,000,000
                Gulf Coast Waste Disposal,
                  Texas
  1,500,000       Variable Rate, 06/01/20.....      1,500,000
                San Antonio Electric & Gas
  3,500,000       1.80%, 02/15/05.............      3,500,000
                San Antonio, Texas, Water,
                  Commercial Paper
  3,000,000       1.78%, 01/06/05.............      3,000,000
                Texas PFA, Commercial Paper
  2,000,000       1.76%, 01/04/05.............      2,000,000
                Texas State
    500,000       2.50%, 02/01/05.............        500,250
    700,000       2.50%, 02/01/05.............        700,349
                University of Texas,
                  Commercial Paper
  1,500,000       1.75%, 01/26/05.............      1,500,000
  2,000,000       1.76%, 01/04/05.............      2,000,000
  2,000,000       1.76%, 01/05/05.............      2,000,000
  2,000,000       1.77%, 02/01/05.............      2,000,000

32                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

PRINCIPAL
  AMOUNT                                              VALUE
---------                                             -----
UTAH
                Intermountain Power, Utah,
                  Commercial Paper
$ 2,500,000       1.68%, 01/04/05.............    $   2,500,000
  2,700,000       1.78%, 01/06/05.............        2,700,000
                Salt Lake City, Utah,
                  Pollution Control
  7,300,000       Variable Rate, 02/01/08.....        7,300,000

WASHINGTON
                Seattle, Washington,
                  Water System
  1,800,000       Variable Rate, 09/01/25.....        1,800,000
                Washington State, 96A
  5,900,000       Variable Rate, 06/01/20.....        5,900,000

                Washington State,
                  Public Power Supply #1
  1,200,000       Variable Rate, 07/01/17.....        1,200,000
                Washington State, Public
                  Power Supply #2a1
  1,200,000       Variable Rate, 07/01/12.....        1,200,000
                Washington State, Public
                  Power Supply #2a2
  1,500,000       Variable Rate, 07/01/12.....        1,500,000

WISCONSIN
                Wisconsin State Government,
                  Commercial Paper
    500,000       1.71%, 02/02/05.............          500,000

WYOMING
                Lincoln County, Wyoming,
                  Pollution Control
    840,000       Variable Rate, 11/01/14.....          840,000
  1,300,000       Variable Rate, 11/01/14.....        1,300,000
  1,100,000       Variable Rate, 08/01/15.....        1,100,000
                                                  -------------
TOTAL INVESTMENTS
(COST $161,091,365)-- 100.4%..................      161,091,365
                                                  =============

Liabilities less other assets -- (0.4)%.......         (615,633)
                                                  -------------
TOTAL NET ASSETS -- 100.0%
 (equivalent to $1.00 per share;
 1,000,000,000 shares of $0.01 par value
 capital shares authorized;
 160,556,664 shares outstanding)..............      160,475,732
                                                  =============

Valuation of securities is on the basis of cost, which approximates market value.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2004                                                             33

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

                                                                           STOCK      STOCK SELECT    SMALL CAP
                                                                           FUND           FUND          FUND
                                                                        -----------   ------------   -----------
ASSETS:
   Investment securities at cost ....................................   $   103,547   $     25,120   $   165,496
                                                                        -----------   ------------   -----------
   Investment securities at value ...................................   $   121,414   $     28,830   $   198,453
   Cash .............................................................         2,228            412           173
   Receivables:
      Investments sold ..............................................             -              -             -
      Dividends .....................................................           138             27            86
      Interest ......................................................             -              -             -
      Fund shares sold ..............................................           605              -         1,560
   Prepaid and other assets .........................................            21             12            32
                                                                        -----------   ------------   -----------
         Total assets ...............................................       124,406         29,281       200,304
                                                                        -----------   ------------   -----------
LIABILITIES:
   Disbursements in excess of demand deposit money ..................             -            415             -
   Payables:
      Investments purchased .........................................         2,241              -         2,784
      Fund shares redeemed ..........................................         3,312             34            34
      Income payable ................................................             -              -             -
      Management fees ...............................................            17              4            26
      Federal and state registration fees ...........................             -              -             1
                                                                        -----------   ------------   -----------
         Total liabilities ..........................................         5,570            453         2,845
                                                                        -----------   ------------   -----------
NET ASSETS ..........................................................   $   118,836   $     28,828       197,459
                                                                        ===========   ============   ===========
NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ......................   $    97,439   $     29,281       165,033
   Accumulated undistributed income:
      Net investment income .........................................             7             (1)          (35)
      Net realized gain (loss) on investment and foreign
         currency transactions ......................................         3,523         (4,162)         (496)
   Net unrealized appreciation on investments and
      translation of assets and liabilities in foreign currencies ...        17,867          3,710        32,957
                                                                        -----------   ------------   -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .........................   $   118,836   $     28,828       197,459
                                                                        ===========   ============   ===========
Capital Shares, $1.00 par value ($0.01 par value for
   Money Market Funds and
   Tax-Free Money Market Fund)

   Authorized .......................................................        20,000         10,000     Unlimited
                                                                        ===========   ============   ===========
   Outstanding ......................................................         7,833          3,333        12,829
                                                                        ===========   ============   ===========
NET ASSET VALUE PER SHARE ...........................................   $     15.17   $       8.65         15.39
                                                                        ===========   ============   ===========

See accompanying Notes to Financial Statements.

34                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                                       MONEY MARKET   MONEY MARKET
                            KANSAS        FUND           FUND          TAX-FREE
  WORLDWIDE      BOND     TAX-EXEMPT     FEDERAL         PRIME       MONEY MARKET
    FUND         FUND      BOND FUND    PORTFOLIO      PORTFOLIO        FUND
-----------   ----------  ----------   ------------   ------------   ------------
$   757,347   $   78,968  $    5,446    $  247,257     $  580,115     $  161,091
===========   ==========  ==========    ==========     ==========     ==========
$ 1,023,674   $   79,935  $    5,577    $  247,257     $  580,115     $  161,091
      7,306            1          22             -         10,491              -

          -            -           -        10,000         15,000              -
        940            -           -             -              -              -
          -          783          62            16            195            306
      6,344          239           4            45            221              9
         51           22           2            26             38             23
-----------   ----------  ----------    ----------     ----------     ----------
  1,038,315       80,980       5,667       257,344        606,060        161,429
-----------   ----------  ----------    ----------     ----------     ----------

          -            -           -        26,965              -            776

      9,256            -           -         6,999         29,984              -
        488        1,875           -             1             26             10
          -          244          13           342            839            154
        171           11          --            20             49             13
         15            -           -             -              -              -
-----------   ----------  ----------    ----------     ----------     ----------
      9,930        2,130          13        34,327         30,898            953
-----------   ----------  ----------    ----------     ----------     ----------
$ 1,028,385   $   78,850  $    5,654    $  223,017     $  575,162     $  160,476
===========   ==========  ==========    ==========     ==========     ==========

$   819,728   $   78,171  $    5,523    $  223,017     $  575,163     $  160,502

       (468)           1           -             -              -              -

    (57,202)        (289)          -             -             (1)           (26)

    266,327          967         131             -              -              -
-----------   ----------  ----------    ----------     ----------     ----------
$ 1,028,385   $   78,850  $    5,654    $  223,017     $  575,162     $  160,476
===========   ==========  ==========    ==========     ==========     ==========

     50,000       20,000      10,000       750,000      1,500,000      1,000,000
===========   ==========  ==========    ==========     ==========     ==========
     42,678        7,026         566       223,051        575,192        160,557
===========   ==========  ==========    ==========     ==========     ==========
$     24.10   $    11.22  $     9.98    $     1.00     $     1.00     $     1.00
===========   ==========  ==========    ==========     ==========     ==========

DECEMBER 31, 2004                                                             35

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
(IN THOUSANDS)

                                                                       STOCK    STOCK SELECT    SMALL CAP
                                                                       FUND         FUND           FUND
                                                                      -------   ------------    ---------
INVESTMENT INCOME:
  Interest income...............................................      $    87   $         17    $      98
  Dividend income...............................................          752            156          474
                                                                      -------   ------------    ---------
Total investment income.........................................          839            173          572
                                                                      -------   ------------    ---------
EXPENSES:
  Management fees...............................................          522            108          591
  Federal and state registration fees...........................            8              8           15
  D&O insurance premiums........................................            2             --            1
                                                                      -------   ------------    ---------
  Total expenses................................................          532            116          607
                                                                      -------   ------------    ---------
  Net investment income (loss)..................................          307             57          (35)
                                                                      -------   ------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) from investment and
  foreign currency transactions.................................        3,523           (158)       3,470
  Net increase in unrealized appreciation on investments and
  translation of assets and liabilities in foreign currencies...          916          1,015       10,629
                                                                      -------   ------------    ---------
  Net realized and unrealized gain on investments
  and foreign currencies........................................        4,439            857       14,099
                                                                      -------   ------------    ---------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........      $ 4,746   $        914    $  14,064
                                                                      =======   ============    =========

See accompanying Notes to Financial Statements.

36                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                                   MONEY MARKET    MONEY MARKET
                       KANSAS          FUND            FUND         TAX-FREE
WORLDWIDE    BOND    TAX-EXEMPT      FEDERAL          PRIME        MONEY MARKET
   FUND      FUND    BOND FUND      PORTFOLIO       PORTFOLIO         FUND
---------   ------   ----------    ------------    ------------    ------------
$     602   $1,824   $       97    $      1,969    $      5,056    $      1,075
    4,153       --           --              --              --              --
---------   ------   ----------    ------------    ------------    ------------
    4,755    1,824           97           1,969           5,056           1,075
---------   ------   ----------    ------------    ------------    ------------

    4,230      349           14             586           1,499             391
       34        7            1               8               9               8
       10        2           --               7              19               4
---------   ------   ----------    ------------    ------------    ------------
    4,274      358           15             601           1,527             403
---------   ------   ----------    ------------    ------------    ------------
      481    1,466           82           1,368           3,529             672
---------   ------   ----------    ------------    ------------    ------------

   (1,251)    (206)           1              --              --              --

  126,904      961           47              --              --              --
---------   ------   ----------    ------------    ------------    ------------
  125,653      755           48              --              --              --
---------   ------   ----------    ------------    ------------    ------------
$ 126,134   $2,221   $      130    $      1,368    $      3,529    $        672
=========   ======   ==========    ============    ============    ============

DECEMBER 31, 2004                                                             37

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                            STOCK FUND                    STOCK SELECT FUND
                                                                --------------------------------   --------------------------------
                                                                SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                DECEMBER 31, 2004    YEAR ENDED    DECEMBER 31, 2004   YEAR ENDED
                                                                   (UNAUDITED)     JUNE 30, 2004      (UNAUDITED)     JUNE 30, 2004
                                                                -----------------  -------------   -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................   $             307  $         640   $              57  $          92
  Net realized gain (loss) from investment
    and foreign currency transactions........................               3,523          5,922                (158)           (50)
  Net increase (decrease) in unrealized appreciation
    /depreciation on investments and translation of
    assets and liabilities in foreign currencies.............                 916          8,439               1,015          2,309
                                                                -----------------  -------------   -----------------  -------------
  Net increase (decrease) in net assets
    resulting from operations................................               4,746         15,001                 914          2,351

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income......................................                (355)          (652)                (63)           (94)
  Net realized gain from investment and
    foreign currency transactions............................              (2,612)            --                  --             --
                                                                -----------------  -------------   -----------------  -------------
  Total distributions to shareholders........................              (2,967)          (652)                (63)           (94)

CAPITAL SHARE TRANSACTIONS:
  Shares issued in connection with acquisition
    of WorldWide Select Fund.                                                  --             --                  --             --
  Shares sold................................................               7,035         71,954               7,214         11,078
  Shares issued for reinvestment of distributions............               2,744            605                  55             79
  Redemption Fees                                                              --             --                  --             --
                                                                -----------------  -------------   -----------------  -------------
..............................................................               9,779         72,559               7,269         11,157
  Shares redeemed............................................             (19,360)       (50,397)             (3,707)        (6,309)
                                                                -----------------  -------------   -----------------  -------------
  Net increase (decrease) from capital share transactions....              (9,581)        22,162               3,562          4,848
                                                                -----------------  -------------   -----------------  -------------
  Net increase (decrease) in net assets......................              (7,802)        36,511               4,413          7,105

NET ASSETS:
  Beginning of period........................................             126,638         90,127              24,415         17,310
                                                                -----------------  -------------   -----------------  -------------
  End of period..............................................   $         118,836  $     126,638   $          28,828  $      24,415
                                                                =================  =============   =================  =============
TRANSACTIONS IN SHARES:
  Shares issued in connection with acquisition
    of WorldWide Select Fund.                                                  --             --                  --             --
  Shares sold................................................                 477          5,117                 867          1,357
  Shares issued for reinvestment of distributions............                 183             41                   7             10
  Shares redeemed............................................              (1,297)        (3,468)               (447)          (782)
                                                                -----------------  -------------   -----------------  -------------
  Net increase (decrease)....................................                (637)         1,690                 427            585
                                                                =================  =============   =================  =============

See accompanying Notes to Financial Statements.

38                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

         SMALL CAP FUND                    WORLDWIDE FUND                       BOND FUND
--------------------------------  --------------------------------  --------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED                  SIX MONTHS ENDED
DECEMBER 31, 2004    YEAR ENDED   DECEMBER 31, 2004   YEAR ENDED    DECEMBER 31, 2004   YEAR ENDED
   (UNAUDITED)     JUNE 30, 2004     (UNAUDITED)     JUNE 30, 2004    (UNAUDITED)      JUNE 30, 2004
-----------------  -------------  -----------------  -------------  -----------------  -------------
$        (35)      $      (126)   $          481     $      5,139   $        1,466     $     3,424

       3,470             6,685            (1,251)          (6,461)            (206)            199

      10,629            15,277           126,904          128,488              961          (4,113)
------------       -----------    --------------     ------------   --------------     -----------
      14,064            21,836           126,134          127,166            2,221            (490)

          --                --            (1,336)          (5,145)          (1,466)         (3,424)

      (6,918)           (1,261)               --               --             (209)           (906)
------------       -----------    --------------     ------------   --------------     -----------
      (6,918)           (1,261)           (1,336)          (5,145)          (1,675)         (4,330)

          --                --            61,137               --               --              --
     106,566            66,438           186,903          996,640            7,043          75,021
       6,424             1,018             1,295            4,961            1,405           2,956
          61                 5                11               54               --              --
------------       -----------    --------------     ------------   --------------     -----------
     113,051            67,461           249,346        1,001,655            8,448          77,977
     (30,924)          (36,221)          (70,159)        (845,037)         (11,767)        (69,119)
------------       -----------    --------------     ------------   --------------     -----------
      82,127            31,240           179,187          156,618           (3,319)          8,858
------------       -----------    --------------     ------------   --------------     -----------
      89,273            51,815           303,985          278,639           (2,773)          4,038

     108,186            56,371           724,400          445,761           81,623          77,585
------------       -----------    --------------     ------------   --------------     -----------
$    197,459       $   108,186    $    1,028,385     $    724,400   $       78,850     $    81,623
============       ===========    ==============     ============   ==============     ===========
          --                --             3,393               --               --              --
       7,294             4,994             8,519           53,745              625           6,528
         424                81                55              235              125             260
      (2,161)           (2,978)           (3,251)         (46,122)          (1,046)         (6,042)
------------       -----------    --------------     ------------   --------------     -----------
       5,557             2,097             8,716            7,858             (296)            746
============       ===========    ==============     ============   ==============     ===========

                                                         Continued on next page.

DECEMBER 31, 2004                                                             39

STATEMENTS OF CHANGES IN NET ASSETS

[IN THOUSANDS]

                                                                         KANSAS TAX-EXEMPT BOND FUND
                                                                      --------------------------------
                                                                      SIX MONTHS ENDED
                                                                      DECEMBER 31, 2004   YEAR ENDED
                                                                         (UNAUDITED)     JUNE 30, 2004
                                                                      -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................       $         82       $     183
  Net realized gain from investment and
    foreign currency transactions................................                  1               1
  Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities
    in foreign currencies........................................                 47            (186)
                                                                        ------------       ---------
  Net increase (decrease) in net assets
    resulting from operations....................................                130              (2)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income..........................................                (82)           (183)
  Net realized gain from investment and
    foreign currency transactions................................                 (1)            (13)
                                                                        ------------       ---------
  Total distributions to shareholders............................                (83)           (196)

CAPITAL SHARE TRANSACTIONS:
  Shares issued in connection with acquisition
    of WorldWide Select Fund.....................................                 --              --
  Shares sold....................................................                392           1,474
  Shares issued for reinvestment of distributions................                 30              56
  Redemption Fees................................................                 --              --
                                                                        ------------       ---------
                                                                                 422           1,530
  Shares redeemed................................................               (470)         (2,930)
                                                                        ------------       ---------
  Net increase (decrease) from capital share transactions........                (48)         (1,400)
                                                                        ------------       ---------
  Net increase (decrease) in net assets..........................                 (1)         (1,598)

NET ASSETS:
  Beginning of period............................................              5,655           7,253
                                                                        ------------       ---------
  End of period..................................................       $      5,654       $   5,655
                                                                        ============       =========
TRANSACTIONS IN SHARES:
  Shares issued in connection with acquisition
    of WorldWide Select Fund.....................................                 --              --
  Shares sold....................................................                 39             146
  Shares issued for reinvestment of distributions................                  3               6
  Shares redeemed................................................                (47)           (292)
                                                                        ------------       ---------
  Net increase (decrease)........................................       $         (5)      $    (140)
                                                                        ============       =========

See accompanying Notes to Financial Statements.

40                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

         MONEY MARKET FUND                MONEY MARKET FUND
         FEDERAL PORTFOLIO                 PRIME PORTFOLIO               TAX-FREE MONEY MARKET FUND
 --------------------------------  --------------------------------  -----------------------------------
 SIX MONTHS ENDED                   SIX MONTHS ENDED                  SIX MONTHS ENDED
 DECEMBER 31, 2004    YEAR ENDED   DECEMBER 31, 2004    YEAR ENDED   DECEMBER 31, 2004    YEAR ENDED
   (UNAUDITED)      JUNE 30, 2004     (UNAUDITED)     JUNE 30, 2004     (UNAUDITED)     JUNE 30, 2004
 -----------------  -------------  -----------------  -------------  -----------------  ----------------
$         1,368       $   1,468        $   3,529       $     4,209       $     672         $     797
             --              --               --                --              --                --
             --              --               --                --              --                --
---------------       ---------        ---------       -----------       ---------         ---------
          1,368           1,468            3,529             4,209             672               797
         (1,368)         (1,468)          (3,529)           (4,209)           (672)             (797)
             --              --               --                --              --                --
---------------       ---------        ---------       -----------       ---------         ---------
         (1,368)         (1,468)          (3,529)           (4,209)           (672)             (797)
             --              --               --                --              --                --
        170,864         424,872          349,276           632,243         106,416           207,539
            170             155              783               591              41                46
             --              --               --                --              --                --
---------------       ---------        ---------       -----------       ---------         ---------
        171,034         425,027          350,059           632,834         106,457           207,585
       (158,219)       (548,789)        (361,855)       (1,056,706)        (92,112)         (257,983)
---------------       ---------        ---------       -----------       ---------         ---------
         12,815        (123,762)         (11,796)         (423,872)         14,345           (50,398)
---------------       ---------        ---------       -----------       ---------         ---------
         12,815        (123,762)         (11,796)         (423,872)         14,345           (50,398)
        210,202         333,964          586,958         1,010,830         146,131           196,529
---------------       ---------        ---------       -----------       ---------         ---------
$       223,017       $ 210,202        $ 575,162       $   586,958       $ 160,476         $ 146,131
===============       =========        =========       ===========       =========         =========
             --              --               --                --              --                --
        170,864         424,872          349,276           632,243         106,416           207,539
            170             155              783               591              41                47
       (158,219)       (548,789)        (361,855)       (1,056,706)        (92,112)         (257,983)
---------------       ---------        ---------       -----------       ---------         ---------
$        12,815       $(123,762)       $ (11,796)      $  (423,872)      $  14,345         $ (50,397)
===============       =========        =========       ===========       =========         =========

DECEMBER 31, 2004                                                             41

FINANCIAL HIGHLIGHTS

Per share income and capital charges for a share outstanding throughout the period.

UMB SCOUT STOCK FUND

                                                   SIX MONTHS
                                                     ENDED
                                                    DECEMBER
                                                    31, 2004                     FOR THE PERIODS ENDED JUNE 30,
                                                   (UNAUDITED)       2004       2003         2002         2001          2000
                                                   -----------       ----       ----         ----         ----          ----
Net asset value, beginning of period ...........    $  14.95       $  13.29   $   13.64     $ 15.47     $   18.50     $  20.53
                                                    --------       --------   ---------     -------     ---------     --------

  Income from investment operations:
    Net investment income ......................        0.04           0.08        0.11        0.10          0.16         0.32
    Net realized and unrealized gain (loss) on
    securities .................................        0.55           1.66       (0.34)      (1.66)        (1.79)        0.16
                                                    --------       --------   ---------     -------     ---------     --------
  Total from investment operations .............        0.59           1.74       (0.23)      (1.56)        (1.63)        0.48
                                                    --------       --------   ---------     -------     ---------     --------
  Distributions from:
    Net investment income ......................       (0.04)         (0.08)      (0.12)      (0.10)        (0.18)       (0.27)
    Net realized gain on securities ............       (0.33)            --          --       (0.17)        (1.22)       (2.24)
                                                    --------       --------   ---------     -------     ---------     --------
  Total distributions ..........................       (0.37)         (0.08)      (0.12)      (0.27)        (1.40)       (2.51)
                                                    --------       --------   ---------     -------     ---------     --------
Net asset value, end of period .................    $  15.17       $  14.95   $   13.29     $ 13.64     $   15.47     $  18.50
                                                    ========       ========   =========     =======     =========     ========
Total return ...................................        4.02%(a)      13.07%      (1.67)%    (10.16)%       (9.05)%       2.68%
                                                    ========       ========   =========     =======     =========     ========
Ratios/Supplemental Data
Net assets, end of period (in millions) ........    $    119       $    127   $      90     $    98     $     117     $    147
Ratio of expenses to average net assets ........        0.87%          0.87%       0.86%       0.86%         0.88%        0.87%
Ratio of net investment income to average net
assets .........................................        0.50%          0.50%       0.86%       0.70%         0.98%        1.29%
Portfolio turnover rate ........................          22%(a)         54%         32%         14%           13%          30%

UMB SCOUT STOCK SELECT FUND

                                                   SIX MONTHS
                                                      ENDED
                                                    DECEMBER
                                                     31, 2004                     FOR THE PERIODS ENDED JUNE 30,
                                                   (UNAUDITED)       2004         2003       2002          2001          2000
                                                   -----------       ----         ----       ----          ----          ----
Net asset value, beginning of period ..........      $   8.40      $   7.46   $    7.60     $  8.55     $    9.59     $    10.08
                                                     --------      --------   ---------     -------     ---------     ----------

   Income from investment operations:
     Net investment income ....................          0.02          0.04        0.06        0.05          0.10           0.10
     Net realized and unrealized gain (loss) on
     securities ...............................          0.25          0.94       (0.14)      (0.95)        (1.04)         (0.48)
                                                     --------      --------   ---------     -------     ---------     ----------
   Total from investment operations ...........          0.27          0.98       (0.08)      (0.90)        (0.94)         (0.38)
                                                     --------      --------   ---------     -------     ---------     ----------
   Distributions from:
     Net investment income ....................         (0.02)        (0.04)      (0.06)      (0.05)        (0.10)         (0.10)
     Net realized gain on securities ..........            --            --          --          --            --          (0.01)
                                                     --------      --------   ---------     -------     ---------     ----------
   Total distributions ........................         (0.02)        (0.04)      (0.06)      (0.05)        (0.10)         (0.11)
                                                     --------      --------   ---------     -------     ---------     ----------
Net asset value, end of period ................      $   8.65      $   8.40   $    7.46     $  7.60     $    8.55     $     9.59
                                                     ========      ========   =========     =======     =========     ==========
Total return ..................................          3.21%(a)     13.08%      (1.08)%    (10.60)%       (9.79)%        (3.74)%
                                                     ========      ========   =========     =======     =========     ==========
Ratios/Supplemental Data
Net assets, end of period (in millions) .......      $     29      $     24   $      17     $    14     $      14     $        9
Ratio of expenses to average net assets .......          0.91%         0.93%       0.90%       0.92%         0.85%          0.80%
Ratio of net investment income to average net
assets ........................................          0.45%         0.44%       0.84%       0.58%         1.14%          1.26%
Portfolio turnover rate .......................            11%(a)        23%         33%         15%           34%            11%

(a) Not annualized.

See accompanying Notes to Financial Statements.

42                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT SMALL CAP FUND (Formerly the UMB Scout Regional Fund)(a)

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   DECEMBER 31,
                                                                      2004                 FOR THE PERIODS ENDED JUNE 30,
                                                                   (UNAUDITED)   2004       2003        2002     2001       2000
                                                                   -----------   ----       ----        ----     ----       ----
Net asset value, beginning of period .........................    $ 14.88       $ 10.89    $ 10.79    $ 10.79   $  9.82    $ 11.39
                                                                  -------       -------    -------    -------   -------    -------
 Income from investment operations:

   Net investment income .....................................      (0.01)           --         --       0.07      0.20       0.13

   Net realized and unrealized gain (loss) on securities .....       1.12          4.27       0.21         --      3.03      (1.12)
                                                                  -------       -------    -------    -------   -------    -------
 Total from investment operations ............................       1.11          4.27       0.21       0.07      3.23      (0.99)
                                                                  -------       -------    -------    -------   -------    -------
 Distributions from:

   Net investment income .....................................         --            --         --      (0.07)    (0.21)     (0.10)

   Net realized gain on securities ...........................      (0.60)        (0.28)     (0.11)        --     (2.05)     (0.48)
                                                                  -------       -------    -------    -------   -------    -------
 Total distributions .........................................      (0.60)        (0.28)     (0.11)     (0.07)    (2.26)     (0.58)
                                                                  -------       -------    -------    -------   -------    -------
Net asset value, end of period ...............................    $ 15.39       $ 14.88    $ 10.89    $ 10.79   $ 10.79    $  9.82
                                                                  -------       -------    -------    -------   -------    -------
Total return .................................................       7.55% (b)    39.64%      2.11%      0.68%    33.77%     (8.57)%
                                                                  -------       -------    -------    -------   -------    -------
Ratios/Supplemental Data

Net assets, end of period (in millions) ......................    $   197       $   108    $    56    $    43   $    34    $    30

Ratio of expenses to average net assets ......................       0.87%         0.89%      0.87%      0.88%     0.99%      0.91%

Ratio of net investment income (loss) to average net assets...      (0.05)%       (0.20)%    (0.08)%     0.71%     1.58%      1.43%

Portfolio turnover rate ......................................         37% (b)      109%        89%       105%      122%        16%

UMB SCOUT WORLDWIDE FUND

                                                           SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              2004                      FOR THE PERIODS ENDED JUNE 30,
                                                          (UNAUDITED)         2004       2003        2002        2001       2000
                                                          ------------        ----       ----        ----        ----       ----
Net asset value, beginning of period...................   $     21.33       $  17.08   $  17.78    $  19.58    $  23.47    $ 20.38
                                                          -----------       --------   --------    --------    --------    -------
 Income from investment operations:

  Net investment income................................          0.01           0.16       0.18        0.13          --       0.28

  Net realized and unrealized gain (loss)
  on securities .......................................          2.79           4.25      (0.70)      (1.79)      (3.49)      3.64
                                                          -----------       --------   --------    --------    --------    -------
 Total from investment operations......................          2.80           4.41      (0.52)      (1.66)      (3.49)      3.92
                                                          -----------       --------   --------    --------    --------    -------
 Distributions from:

  Net investment income................................         (0.03)         (0.16)     (0.18)      (0.13)      (0.19)     (0.12)

  Net realized gain on securities......................            --             --         --       (0.01)      (0.21)     (0.71)
                                                          -----------       --------   --------    --------    --------    -------
 Total distributions...................................         (0.03)         (0.16)     (0.18)      (0.14)      (0.40)     (0.83)
                                                          -----------       --------   --------    --------    --------    -------
Net asset value, end of period.........................   $     24.10       $  21.33   $  17.08    $  17.78    $  19.58    $ 23.47
                                                          -----------       --------   --------    --------    --------    -------
Total return...........................................         13.15% (b)     25.81%     (2.89)%     (8.48)%    (14.92)%    19.40%
                                                          -----------       --------   --------    --------    --------    -------
Ratios/Supplemental Data

Net assets, end of period (in millions)................   $     1,028       $    724   $    446    $    405    $    335    $   302

Ratio of expenses to average net assets................          1.07%          1.10%      1.14%       1.12%       1.12%      0.91%

Ratio of net investment income to average net assets...          0.12%          0.87%      1.16%       0.77%       1.04%      1.29%

Portfolio turnover rate................................             7% (b)        21%        12%         13%         11%         8%

(a) Effective July 2, 2001, the UMB Scout Regional Fund was reorganized as the UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

(b)   Not annualized.

   See accompanying Notes to Financial Statements.       Continued on next page.

   DECEMBER 31, 2004                                                          43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT BOND FUND

                                                               SIX MONTHS ENDED
                                                                 DECEMBER 31,
                                                                    2004                  FOR THE PERIODS ENDED JUNE 30,
                                                                 (UNAUDITED)       2004       2003      2002      2001    2000
                                                               ----------------  ---------  --------  --------  -------  -------
Net asset value, beginning of period ........................     $ 11.15        $ 11.80    $ 11.54   $ 11.15   $ 10.71  $ 10.95
                                                                  -------        -------    -------   -------   -------  -------
  Income from investment operations:
    Net investment income ...................................        0.22           0.43       0.51      0.57      0.60     0.55
    Net realized and unrealized gain (loss) on securities ...        0.08          (0.55)      0.48      0.39      0.44    (0.18)
                                                                  -------        -------    -------   -------   -------  -------
  Total from investment operations ..........................        0.30          (0.12)      0.99      0.96      1.04     0.37
                                                                  -------        -------    -------   -------   -------  -------
  Distributions from:
    Net investment income ...................................       (0.20)         (0.43)     (0.51)    (0.57)    (0.60)   (0.61)
    Net realized gain on securities .........................       (0.03)         (0.10)     (0.22)       --        --       --
                                                                  -------        -------    -------   -------   -------  -------
  Total distributions .......................................       (0.23)         (0.53)     (0.73)    (0.57)    (0.60)   (0.61)
                                                                  -------        -------    -------   -------   -------  -------
Net asset value, end of period ..............................     $ 11.22        $ 11.15    $ 11.80   $ 11.54   $ 11.15  $ 10.71
                                                                  =======        =======    =======   =======   =======  =======
Total return ................................................        2.72%(a)      (0.99)%     8.80%     8.76%     9.94%    3.54%
                                                                  =======        =======    =======   =======   =======  =======
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................     $    79        $    82    $    78   $    74   $    70  $    65
Ratio of expenses to average net assets .....................        0.87%          0.87%      0.87%     0.91%     0.86%    0.87%
Ratio of net investment income to average net assets ........        3.57%          3.76%      4.20%     4.98%     5.47%    5.73%
Portfolio turnover rate .....................................          13%(a)         65%        66%       54%       40%      30%

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

                                                               SIX MONTHS ENDED
                                                                 DECEMBER 31,
                                                                    2004                  FOR THE PERIODS ENDED JUNE 30,
                                                                 (UNAUDITED)       2004       2003      2002      2001    2000
                                                               ----------------  ---------  --------  --------  -------  -------
Net asset value, beginning of period ........................     $  9.90        $ 10.20    $ 10.09   $  9.98   $  9.67  $  9.80
                                                                  -------        -------    -------   -------   -------  -------
  Income from investment operations:
    Net investment income ...................................        0.14           0.31       0.31      0.37      0.41     0.40
    Net realized and unrealized gain (loss) on securities ...        0.08          (0.28)      0.12      0.11      0.31    (0.13)
                                                                  -------        -------    -------   -------   -------  -------
  Total from investment operations ..........................        0.22           0.03       0.43      0.48      0.72     0.27
                                                                  -------        -------    -------   -------   -------  -------
  Distributions from:
    Net investment income ...................................       (0.14)         (0.31)     (0.31)    (0.37)    (0.41)   (0.40)
    Net realized gain on securities .........................           -          (0.02)     (0.01)       --        --       --
                                                                  -------        -------    -------   -------   -------  -------

  Total distributions .......................................       (0.14)         (0.33)     (0.32)    (0.37)    (0.41)   (0.40)
                                                                  -------        -------    -------   -------   -------  -------
Net asset value, end of period ..............................     $  9.98        $  9.90    $ 10.20   $ 10.09   $  9.98  $  9.67
                                                                  =======        =======    =======   =======   =======  =======
Total return ................................................        2.30%(a)       0.29%      4.27%     4.86%     7.59%    2.92%
                                                                  =======        =======    =======   =======   =======  =======
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................     $     6        $     6    $     7   $     7   $     7  $     7
Ratio of expenses to average net assets .....................        0.53%          0.54%      0.51%     0.52%     0.50%    0.50%
Ratio of net investment income to average net assets ........        2.87%          3.06%      3.07%     3.63%     4.12%    4.19%
Portfolio turnover rate .....................................          48%(a)         60%        77%       44%        7%       7%

(a)Not annualized.

See accompanying Notes to Financial Statements.

44                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT MONEY MARKET FUND

                                                            SIX MONTHS ENDED
                                                              DECEMBER 31,
                                                                  2004                 FOR THE PERIODS ENDED JUNE 30,
                                                              (UNAUDITED)       2004       2003      2002      2001    2000
                                                            ----------------  ---------  --------  --------  -------  -------
FEDERAL PORTFOLIO
Net asset value, beginning of period ....................      $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                               ---------      ---------  --------  --------  -------  -------
  Income from investment operations:
    Net investment income ...............................           0.01           0.01      0.01      0.02     0.05     0.05
                                                               ---------      ---------  --------  --------  -------  -------
  Distributions from:
    Net investment income ...............................          (0.01)         (0.01)    (0.01)    (0.02)   (0.05)   (0.05)
                                                               ---------      ---------  --------  --------  -------  -------
Net asset value, end of period ..........................      $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                               =========      =========  ========  ========  =======  =======
Total return ............................................           0.59%(a)       0.52%     0.92%     1.91%    5.47%    5.24%
                                                               =========      =========  ========  ========  =======  =======
Ratios/Supplemental Data
Net assets, end of period (in millions) .................      $     223      $     210  $    334  $    353  $   375  $   303
Ratio of expenses to average net assets .................           0.51%          0.51%     0.51%     0.51%    0.51%    0.50%
Ratio of net investment income to average net assets ....           1.17%          0.52%     0.91%     1.91%    5.30%    5.08%

UMB SCOUT MONEY MARKET FUND

                                                         SIX MONTHS ENDED
                                                           DECEMBER 31,
                                                               2004                 FOR THE PERIODS ENDED JUNE 30,
                                                           (UNAUDITED)       2004       2003      2002      2001    2000
                                                         ----------------  ---------  --------  --------  -------  -------
PRIME PORTFOLIO
Net asset value, beginning of period .................      $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                            ---------      ---------  --------  --------  -------  -------
  Income from investment operations:
    Net investment income ............................           0.01           0.01      0.01      0.02     0.05     0.05
                                                            ---------      ---------  --------  --------  -------  -------
  Distributions from:
    Net investment income ............................          (0.01)         (0.01)    (0.01)    (0.02)   (0.05)   (0.05)
                                                            ---------      ---------  --------  --------  -------  -------
Net asset value, end of period .......................      $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                            =========      =========  ========  ========  =======  =======
Total return .........................................           0.60%(a)       0.54%     0.95%     1.94%    5.52%    5.37%
                                                            =========      =========  ========  ========  =======  =======
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............      $     575      $     587  $  1,011  $    938  $   865  $   707
Ratio of expenses to average net assets ..............           0.51%          0.51%     0.50%     0.51%    0.50%    0.51%
Ratio of net investment income to average net assets .           1.18%          0.54%     0.94%     1.91%    5.33%    5.26%

(a) Not annualized.

See accompanying Notes to Financial Statements.          Continued on next page.

DECEMBER 31, 2004                                                             45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT TAX-FREE MONEY MARKET FUND

                                                            SIX MONTHS ENDED
                                                              DECEMBER 31,
                                                                  2004                 FOR THE PERIODS ENDED JUNE 30,
                                                              (UNAUDITED)       2004       2003      2002      2001    2000
                                                            ----------------  ---------  --------  --------  -------  -------
Net asset value, beginning of period ...................       $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                               ---------      ---------  --------  --------  -------  -------
  Income from investment operations:
    Net investment income ..............................              --             --      0.01      0.01     0.03     0.03
                                                               ---------      ---------  --------  --------  -------  -------
  Distributions from:
    Net investment income ..............................              --             --     (0.01)    (0.01)   (0.03)   (0.03)
                                                               ---------      ---------  --------  --------  -------  -------
Net asset value, end of period .........................       $    1.00      $    1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                               =========      =========  ========  ========  =======  =======
Total return ...........................................            0.43%(a)       0.42%     0.71%     1.23%    3.25%    3.18%
                                                               =========      =========  ========  ========  =======  =======
Ratios/Supplemental Data
Net assets, end of period (in millions) ................       $     160      $     146  $    197  $    175  $   146  $   116
Ratio of expenses to average net assets ................            0.52%          0.51%     0.51%     0.51%    0.51%    0.53%
Ratio of net investment income to average net assets ...            0.86%          0.42%     0.70%     1.19%    3.17%    3.23%

(a) Not annualized.

See accompanying Notes to Financial Statements.

46                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies, except for the UMB Scout Kansas Tax-Exempt Bond Fund which is non-diversified. Prior to July 2001, the UMB Scout Small Cap Fund was known as the UMB Scout Regional Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

a. Fair value of investment securities, other than assets and liabilities -- at the closing rate of exchange on December 31, 2004.

b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

As of June 30, 2004, the following Funds had net capital loss carryovers:

                                                                         MONEY MARKET          TAX-FREE
                                      STOCK SELECT        WORLDWIDE          FUND            MONEY MARKET
(in thousands)                            FUND               FUND       PRIME PORTFOLIO          FUND
--------------                        ------------        ---------     ---------------      ------------
For losses expiring June 30,
   2008 ...........................   $     187           $     --          $    --             $    --
   2009 ...........................         299                 --               --                  --
   2010 ...........................         526                 --               --                  --
   2011 ...........................       2,125             36,889                1                  25
   2012 ...........................         841              4,820               --                  --
                                      ---------           --------          -------             -------
Total .............................   $   3,978           $ 41,709          $     1             $    25
                                      =========           ========          =======             =======

                                                         Continued on next page.

DECEMBER 31, 2004                                                             47

DECEMBER 31, 2004 (UNAUDITED)

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of June 30, 2004, Stock Select and WorldWide Funds had (in thousands) $21 and $2,852, respectively, of post-October losses, which are deferred until 2005 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS -- The aggregate amounts of security transactions during the six months ended December 31, 2004, excluding short-term investments, were as follows:

                                               OTHER THAN
                                             U.S. GOVERNMENT     U.S. GOVERNMENT
(in thousands)                                 SECURITIES           SECURITIES
-----------------------------------------    ---------------     ---------------
STOCK FUND:
   Purchases ............................     $    30,617            $      --
   Sale/Maturity proceeds ...............     $    24,325            $      --

STOCK SELECT FUND:
   Purchases ............................     $     4,777            $      --
   Sale/Maturity proceeds ...............     $     2,693            $      --

SMALL CAP FUND:
   Purchases ............................     $   106,984            $      --
   Sale/Maturity proceeds ...............     $    47,410            $      --

WORLDWIDE FUND:
   Purchases ............................     $   231,919            $      --
   Sale/Maturity proceeds ...............     $    49,931            $      --

BOND FUND:
   Purchases ............................     $     5,108            $   4,849
   Sale/Maturity proceeds ...............     $     3,373            $   7,516

KANSAS TAX-EXEMPT BOND FUND:
   Purchases ............................     $     2,561            $      --
   Sale/Maturity proceeds ...............     $     2,597            $      --

The aggregate amounts of security transactions during the six months ended December 31, 2004 for the money market funds were as follows:

                                                OTHER THAN
                                             U.S. GOVERNMENT     U.S. GOVERNMENT
(in thousands)                                  SECURITIES         SECURITIES
-----------------------------------------    ---------------     ---------------
MONEY MARKET FUND FEDERAL PORTFOLIO:
   Purchases ............................    $        --         $  1,670,732
   Sale/Maturity proceeds ...............    $        --         $  1,637,361

MONEY MARKET FUND PRIME PORTFOLIO:
   Purchases ............................    $ 2,460,466         $  2,361,423
   Sale/Maturity proceeds ...............    $ 2,444,907         $  2,389,526

TAX-FREE MONEY MARKET FUND:
   Purchases ............................    $   348,666         $         --
   Sale/Maturity proceeds ...............    $   335,649         $         --

48                                            UMB SCOUT FUNDS SEMIANNUAL REPORT

At December 31, 2004, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                                                                                     MONEY     MONEY
                                                                                                     MARKET    MARKET     TAX-FREE
                                                                                         KANSAS       FUND      FUND       MONEY
                               STOCK     STOCK SELECT  SMALL CAP  WORLDWIDE    BOND    TAX-EXEMPT    FEDERAL    PRIME      MARKET
(in thousands)                 FUND         FUND         FUND       FUND       FUND     BOND FUND   PORTFOLIO  PORTFOLIO    FUND
----------------------------  --------   ------------  ---------  ---------   -------  ----------   ---------  ---------  ----------
Unrealized appreciation ....  $ 19,379   $    4,621    $  34,243  $ 282,530   $ 1,220  $    133     $      --  $      --   $      --
Unrealized depreciation ....    (1,512)        (916)      (1,286)   (16,644)     (336)       (2)           --         --          --
                              --------   ----------    ---------  ---------   -------  --------     ---------  ---------   ---------
Net unrealized appreciation
 (depreciation).............  $ 17,867   $    3,705    $  32,957  $ 265,886   $   884  $    131     $      --  $      --   $      --
                              ========   ==========    =========  =========   =======  ========     =========  =========   =========
Cost of securities on a
 tax basis .................  $103,547   $   25,125    $ 165,496  $ 757,788   $79,051  $  5,446     $ 247,257  $ 580,115   $ 161,091
                              ========   ==========    =========  =========   =======  ========     =========  =========   =========

The tax character of distributions paid during the fiscal year ended June 30, 2004 and fiscal year ended June 30, 2003 were as follows:

                                        STOCK FUND   STOCK SELECT FUND  SMALL CAP FUND  WORLDWIDE FUND      BOND FUND
                                      -------------  -----------------  --------------  ---------------  ---------------
(in thousands)                         2004   2003    2004      2003     2004     2003   2004     2003   2004      2003
----------------------------------    -----  ------   ----     -------  -------  -----  -----    ------  ------   ------
Distributions paid from:
 Ordinary Income .................    $ 652  $  821   $ 94     $ 120    $    --  $  21  $ 5,145  $4,395  $ 3,693  $ 3,413
 Net long-term capital gains .....       --      --     --        --      1,261    417       --      --      637    1,175
                                      -----  ------   ----     -----    -------  -----  -------  ------  -------  -------
Total taxable distributions ......      652     821     94       120      1,261    438    5,145   4,395    4,330    4,588
 Exempt interest .................       --      --     --        --         --     --       --      --       --       --
                                      -----  ------   ----     -----    -------  -----  -------  ------  -------  -------
Total distributions paid .........    $ 652  $  821   $ 94     $ 120    $ 1,261  $ 438  $ 5,145  $4,395  $ 4,330  $ 4,588
                                      =====  ======   ====     =====    =======  =====  =======  ======  =======  =======

                                 KANSAS TAX-EXEMPT    MONEY MARKET FUND     MONEY MARKET FUND         TAX-FREE
                                     BOND FUND        FEDERAL PORTFOLIO      PRIME PORTFOLIO      MONEY MARKET FUND
                                 -----------------    -----------------     -----------------     -----------------
(in thousands)                    2004      2003        2004     2003         2004      2003       2004      2003
------------------------------   -----    ------      ------    -------     -------   -------     -----     ------
Distributions paid from:
 Ordinary Income .............   $  --    $   1       $ 1,468   $ 3,329     $ 4,209   $ 9,691     $  --     $   --
 Net long-term capital
   gains .....................      13        2            --        --          --        --        --         --
                                 -----    -----       -------   -------     -------   -------     -----     ------
Total taxable
  distributions ..............      13        3         1,468     3,329       4,209     9,691        --         --
 Exempt interest .............     183      227            --        --          --        --       797      1,405
                                 -----    -----       -------   -------     -------   -------     -----     ------
Total distributions paid .....   $ 196    $ 230       $ 1,468   $ 3,329     $ 4,209   $ 9,691     $ 797     $1,405
                                 =====    =====       =======   =======     =======   =======     =====     ======

As of June 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                           MONEY     MONEY     TAX-
                                                                                                           MARKET    MARKET    FREE
                                                                                               KANSAS       FUND      FUND    MONEY
                                          STOCK   STOCK SELECT  SMALL CAP  WORLDWIDE   BOND  TAX-EXEMPT   FEDERAL     PRIME   MARKET
(in thousands)                             FUND      FUND         FUND       FUND      FUND  BOND FUND   PORTFOLIO  PORTFOLIO  FUND
---------------------------------------- -------  ------------  ---------  ---------  -----  ---------   ---------  --------- ------
Undistributed ordinary income .......... $    55   $      5     $    840   $     387  $   1   $    --     $  --     $  --     $  --
Undistributed long-term capital gains ..   2,612         --        2,212          --    209        --        --        --        --
                                         -------   --------     --------   ---------  -----   -------     -----     -----     -----
Tax accumulated earnings ...............   2,667          5        3,052         387    210        --        --        --        --
Accumulated capital and other losses ...      --     (3,999)          --     (44,561)    --        --        --        (1)      (26)
Unrealized appreciation (depreciation)..  16,951      2,690       22,228     138,865    (77)       84        --        --        --
                                         -------   --------     --------   ---------  -----   -------     -----     -----     -----
Total accumulated earnings (deficit) ... $19,618   $ (1,304)    $ 25,280   $  94,691  $ 133   $    84     $  --     $  (1)    $ (26)
                                         =======   ========     ========   =========  =====   =======     =====     =====     =====

DECEMBER 31, 2004                                                             49

DECEMBER 31, 2004 (UNAUDITED)

3. MANAGEMENT FEES -- The Funds have entered into Management Agreements (the "Agreements") with Scout Investment Advisors, Inc. (the "Advisor"). Pursuant to the Agreements, the Advisor provides or pays the cost of all investment advice and management services required in the normal operation of the Funds. This includes investment management, shareholder servicing, custody and directors, legal and independent auditor fees. Not considered normal operating expenses and therefore payable by the Funds are brokerage, interest, taxes, fees and other charges of governments and their agencies, including qualifying the Funds' shares for sale, director and officer insurance policy premiums and extraordinary expenses. Each of the Funds was subject to the following management fees:

Stock, Stock Select, Small Cap and Bond -- 0.85% of average daily net assets.

WorldWide -- 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and 0.90% of average daily net assets over $1 billion.

Kansas Tax-Exempt Bond, Money Market Federal Portfolio, Money Market Prime Portfolio and Tax-Free Money Market -- 0.50% of average daily net assets.

4. ACQUISITION OF FUND -- On December 17, 2004, at a special meeting of shareholders of the UMB Scout WorldWide Select Fund, the shareholders approved the merger of their Fund into the UMB Scout WorldWide Fund. The UMB Scout WorldWide Select Fund and the UMB Scout WorldWide Fund were series of UMB Scout WorldWide Fund, Inc. On December 20, 2004, the UMB Scout WorldWide Fund acquired all the net assets of the UMB Scout WorldWide Select Fund pursuant to the Plan of Reorganization approved by the UMB Scout WorldWide Select Fund shareholders at the special meeting. The acquisition was accomplished by a tax-free exchange of 3,392,823 shares of the UMB Scout WorldWide Fund (valued at $79,899,106) for the 6,918,041 shares of the UMB Scout WorldWide Select Fund outstanding at December 20, 2004. The UMB Scout WorldWide Select Fund's net assets at that date ($79,899,106), including $16,675,425 of unrealized appreciation, were combined with those of the UMB Scout WorldWide Fund. The aggregate net assets of the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund immediately before the acquisition were $906,481,162 and $79,899,106, respectively.

5. SUBSEQUENT EVENT -- A special meeting (the "Meeting") of the shareholders of the UMB Scout Stock Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., (each a "Corporation") and UMB Scout Funds (the "Trust") will be held at 1010 Grand Boulevard, 3rd Floor, Kansas City, Missouri on March 29, 2005. Hereinafter, each Corporation or the Trust (or series thereof) is referred to as a "Fund."

During the Meeting, shareholders will vote on the following proposals (each a "Proposal"):

PROPOSAL 1: To approve the election of each of the six individuals nominated to serve on the Board of Directors or Board of Trustees, as the case may be, of each Corporation or Trust, respectively.

PROPOSAL 2: To approve a Plan of Reorganization, pursuant to which each Fund that is organized as a Corporation would be reorganized as a separate series of the Trust.

PROPOSAL 3: To approve a revised advisory agreement for each Fund.

PROPOSAL 4: To approve the modification or reclassification of certain fundamental investment restrictions.

PROPOSAL 5: To approve of the redesignation of certain Funds' investment objectives from fundamental to non-fundamental.

PROPOSAL 6: To approve the redesignation of certain Funds' investment policies from fundamental to non-fundamental.

50                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

EXPENSE EXAMPLE

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

As a shareholder of the UMB Scout Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the UMB Scout WorldWide Fund and UMB Scout Small Cap Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within two months of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for UMB Scout WorldWide Fund and UMB Scout Small Cap Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                                                              EXPENSES
                                                                                PAID
                                     BEGINNING      ENDING                     DURING
                                      ACCOUNT      ACCOUNT      ANNUALIZED     PERIOD
                                       VALUE        VALUE         EXPENSE      7/1/04 -
FUND                                  7/1/04       12/31/04        RATIO      12/31/04*
----                                 ---------    ---------     ----------    ---------
UMB SCOUT STOCK FUND

 Actual..........................    $1,000.00    $1,040.20       0.8683%      $4.47
 Hypothetical....................     1,000.00     1,020.62       0.8683%       4.42

UMB SCOUT STOCK SELECT FUND

 Actual..........................     1,000.00     1,032.10       0.9114%       4.67
 Hypothetical....................     1,000.00     1,020.41       0.9114%       4.42

UMB SCOUT SMALL CAP FUND

 Actual..........................     1,000.00     1,075.50       0.8725%       4.56
 Hypothetical....................     1,000.00     1,020.60       0.8725%       4.44

UMB SCOUT WORLDWIDE FUND

 Actual..........................     1,000.00     1,131.50       1.0735%       5.77
 Hypothetical....................     1,000.00     1,019.59       1.0735%       5.46

UMB SCOUT BOND FUND

 Actual..........................     1,000.00     1,027.20       0.8726%       4.46
 Hypothetical....................     1,000.00     1,020.60       0.8726%       4.44

UMB SCOUT KANSAS
 TAX-EXEMPT BOND FUND

 Actual..........................     1,000.00     1,023.00       0.5314%       2.71
 Hypothetical....................     1,000.00     1,022.32       0.5314%       2.71

UMB SCOUT MONEY MARKET
 FUND -- FEDERAL PORTFOLIO

 Actual..........................     1,000.00     1,005.90       0.5127%       2.59
 Hypothetical....................     1,000.00     1,022.42       0.5127%       2.61

UMB SCOUT MONEY MARKET
 FUND -- PRIME PORTFOLIO

 Actual..........................     1,000.00     1,006.00       0.5099%       2.58
 Hypothetical....................     1,000.00     1,022.43       0.5099%       2.60

UMB SCOUT TAX-FREE MONEY
 MARKET FUND

 Actual..........................     1,000.00     1,004.30       0.5155%       2.60
 Hypothetical....................     1,000.00     1,022.40       0.5155%       2.63

*Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year 184/365 (to reflect the half-year period).

DECEMBER 31, 2004                                                             51

Result of a Special Meeting of Shareholder --
UMB Scout Balanced Fund , Inc. and UMB Scout WorldWide Fund, Inc.

UMB SCOUT BALANCED FUND, INC.

A special meeting of the shareholders of the UMB Scout Balanced Fund, Inc. was held on December 17, 2004.

The matter voted on by the shareholders of record as of November 1, 2004 and the results of the vote at the shareholder meeting held December 17, 2004 were as follows:

1. To approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution (the "Plan") of the Fund.

Affirmative.................    109,409.008
Against.....................      2,251.955
Abstain.....................      1,567.098
TOTAL.......................    113,228.061

2. To vote in accordance with the views of management upon any other matters that may properly come before the Meeting or any adjournment thereof.

Affirmative................     104,085.563
Against....................       5,096.692
Abstain....................       4,045.806
TOTAL......................     113,228.061

UMB SCOUT WORLDWIDE SELECT FUND, A SERIES OF UMB SCOUT WORLDWIDE FUND, INC.

A special meeting of the shareholders of the UMB Scout WorldWide Select Fund, a series of UMB Scout WorldWide Fund, Inc. was held on December 17, 2004.

The matter voted on by the shareholders of record as of October 31, 2004 and the results of the vote at the shareholder meeting held December 17, 2004 were as follows:

UMB SCOUT WORLDWIDE SELECT FUND

1. To approve the Plan of Reorganization adopted by the UMB Scout WorldWide Fund, Inc. Board of Directors, on behalf of the UMB Scout WorldWide Select Fund and the UMB Scout WorldWide Fund, that provides for: (i) the acquisition by the UMB Scout WorldWide Fund of substantially all of the assets of the UMB Scout WorldWide Select Fund in exchange for shares of the UMB Scout WorldWide Fund and the assumption by the UMB Scout WorldWide Fund of the liabilities of the UMB Scout WorldWide Select Fund; (ii) the pro rata distribution of shares of the UMB Scout WorldWide Fund to the shareholders of the UMB Scout WorldWide Select Fund; and (iii) the liquidation and dissolution of the UMB Scout WorldWide Select Fund.

Affirmative..................     5,790,596.424
Against......................         1,130.501
Abstain......................         1,770.000
TOTAL........................     5,793,496.925

2. To vote in accordance with the views of management upon any other matters that may properly come before the Meeting or any adjournment thereof.

Affirmative..................    5,719,809.912
Against......................       61,142.689
Abstain......................       12,544.324
TOTAL........................    5,793,496.925

52                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                      PROXY VOTING POLICIES AND PROCEDURES

      For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and
     Exchange Commission at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, will be available without charge, upon request, by calling 1-800-996-2862 or by accessing the website of the Securities and Exchange
                                   Commission.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the website of the Securities and Exchange Commission at www.sec.gov.

    This report has been prepared for the information of the Shareholders of the UMB Scout Stock Fund, the UMB Scout Stock Select Fund, the UMB Scout
   Small Cap Fund, the UMB Scout WorldWide Fund, the UMB Scout Bond Fund, the UMB Scout Kansas Tax-Exempt Bond Fund, the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund, and is not to be construed as an offering of the shares of the Funds.

   Not authorized for distribution unless accompanied or preceded by a current
                           UMB Scout Funds prospectus.

    The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                  Advisors, Inc., a subsidiary of UMB Bank, n.a.

UMB SCOUT FUNDS

100% No-Load Mutual Funds
 Stock Fund
 Stock Select Fund
 Small Cap Fund
 WorldWide Fund
 Bond Fund
 Kansas Tax-Exempt Bond Fund*
 Money Market Fund
 Tax-Free Money Market Fund

 *Available only to residents of Kansas and Missouri.

 [UMB|SCOUT FUNDS LOGO]

      P.O.BOX 1241
 Milwaukee, WI 53201-1241

 TOLL FREE 800-996-2862

 www.umbscoutfunds.com

"UMB," "Scout" and the Scout design are registered service marks of UMB Financial Corporation.

INVESTMENT ADVISOR AND MANAGER

      Scout Investment Advisors, Inc.
      Kansas City, Missouri

AUDITORS

      BKD, LLP
      Houston, Texas

LEGAL COUNSEL

      Stradley, Ronon, Stevens & Young, LLP
      Philadelphia, Pennsylvania

CUSTODIAN

      UMB Bank, n.a.
      Kansas City, Missouri

DISTRIBUTOR

      UMB Distribution Services, LLC
      Milwaukee, Wisconsin

TRANSFER AGENT

      UMB Fund Services, Inc.
      Milwaukee, Wisconsin

ITEM 2. CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)  Not applicable to semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout WorldWide Fund, Inc.


/s/ James L. Moffett
-------------------------------------
James L. Moffett
Principal Executive Officer
March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ James L. Moffett
-------------------------------------
James L. Moffett
Principal Executive Officer
March 3, 2005


/s/ Barbara J. Demmer
-------------------------------------
Barbara J. Demmer
Principal Financial Officer
March 3, 2005